UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2005

Item 1. Reports to Stockholders

Fidelity® Money Market Central Fund

Annual Report September 30, 2005

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

CFM-ANN-1105	416208.1.0
1.743123.105

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
			During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Actual	$1,000.00	$1,016.60	$.04
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,025.03	$.04

* Expenses are equal to the Fund’s annualized expense ratio of .0083%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

2

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	9/30/05	3/31/05	9/30/04
0 – 30	53.8	49.0	45.5
31 – 90	34.9	30.4	27.1
91 – 180	6.9	17.1	22.6
181 – 397	4.4	3.5	4.8
Weighted Average Maturity
	9/30/05	3/31/05	9/30/04
Fidelity Money Market Central Fund	41 Days	52 Days	63 Days
All Taxable Money Market Funds Average*	38 Days	38 Days	43 Days

Current and Historical Seven-Day Yields
	10/4/05	7/5/05	4/5/05	1/4/05	10/5/04
Fidelity Money Market
Central Fund	3.85%	3.30%	2.85%	2.26%	1.76%

*Source: iMoneyNet, Inc.

3 Annual Report

Investments September 30, 2005

Showing Percentage of Net Assets

Corporate Bonds — 3.2%

Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount	(Note 1)
AOL Time Warner, Inc.
4/15/06	4.20%	$525,000	$530,264
4/15/06	4.30	250,000	252,373
British Telecommunications PLC
12/15/05	3.51	390,000	393,396
12/15/05	3.52	580,000	585,041
12/15/05	3.54	100,000	100,866
12/15/05	3.56	405,000	408,485
12/15/05	3.72	100,000	100,834
12/15/05	3.78	425,000	428,503
12/15/05	3.86	70,000	70,560
12/15/05	3.99	430,000	433,345
Citigroup, Inc.
12/1/05	3.02	5,000,000	5,030,546
12/1/05	3.04	5,000,000	5,030,379
Comcast Cable Communications, Inc.
1/30/06	3.90	2,000,000	2,015,948
1/30/06	4.12	345,000	347,511
France Telecom SA
3/1/06	3.74	155,000	157,316
3/1/06	3.81	50,000	50,734
3/1/06	3.82	145,000	147,118
3/1/06	3.89	235,000	238,364
3/1/06	3.92	660,000	669,381
3/1/06	3.94	75,000	76,061
Household Finance Corp.
1/24/06	3.13	5,000,000	5,051,750
Lenfest Communications, Inc.
11/1/05	3.78	2,500,000	2,509,447
Morgan Stanley
12/27/05	4.25 (c)	2,000,000	2,002,994
TOTAL CORPORATE BONDS			26,631,216

Certificates of Deposit — 25.3%

Domestic Certificates Of Deposit – 0.4%
Huntington National Bank, Columbus
10/24/05	3.85	1,000,000	1,000,000
11/10/05	3.50	2,000,000	2,000,000
			3,000,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

4

Certificates of Deposit – continued
Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount	(Note 1)
London Branch, Eurodollar, Foreign Banks – 14.2%
Banco Bilbao Vizcaya Argentaria SA
11/25/05	3.80%	$10,000,000	$10,000,038
Barclays Bank PLC
10/21/05	3.79	20,000,000	19,999,998
Credit Agricole SA
11/1/05	3.80	10,000,000	10,000,000
3/31/06	3.88	5,000,000	5,000,000
Credit Industriel et Commercial
4/20/06	3.95	5,000,000	5,000,000
Dresdner Bank AG
10/24/05	3.51	5,000,000	5,000,000
Hypo Real Estate Bank International
10/17/05	3.75 (e)	2,000,000	2,000,000
ING Bank NV
11/1/05	3.80	10,000,000	10,000,000
Landesbank Hessen-Thuringen
11/14/05	3.46	10,000,000	10,000,000
Royal Bank of Scotland PLC
11/1/05	3.80	20,000,000	20,000,000
Societe Generale
4/28/06	4.00	10,000,000	10,000,000
Unicredito Italiano Spa
11/16/05	3.75	10,000,000	10,000,063
			117,000,099
New York Branch, Yankee Dollar, Foreign Banks – 10.7%
Bank of Tokyo-Mitsubishi Ltd.
10/28/05	3.79	3,000,000	3,000,000
11/1/05	3.79	10,000,000	10,000,000
Barclays Bank PLC
12/2/05	3.71	4,000,000	4,000,000
Canadian Imperial Bank of Commerce
10/17/05	3.83 (c)	9,000,000	9,000,000
Credit Industriel et Commercial
2/15/06	4.01	5,000,000	5,000,000
Credit Suisse First Boston New York Branch
10/19/05	3.58 (c)	5,000,000	5,000,000
10/19/05	3.77 (c)	5,000,000	5,000,000
12/28/05	3.93 (c)	5,000,000	5,000,000
Deutsche Bank AG
12/5/05	3.73 (c)	5,000,000	5,000,000

See accompanying notes which are an integral part of the financial statements.

5 Annual Report

Investments - continued

Certificates of Deposit – continued
Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount	(Note 1)
New York Branch, Yankee Dollar, Foreign Banks – continued
Dresdner Bank AG
1/13/06	3.78%	$5,000,000	$ 5,000,000
Mizuho Corporate Bank Ltd.
11/1/05	3.83	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
10/6/05	3.50 (c)	10,000,000	9,998,864
Svenska Handelsbanken AB
11/30/05	3.70	7,000,000	7,000,000
Toronto-Dominion Bank
4/7/06	3.86	5,000,000	5,000,000
Unicredito Italiano Spa
11/14/05	3.73 (c)	5,000,000	4,999,544
			87,998,408

TOTAL CERTIFICATES OF DEPOSIT			207,998,507

Commercial Paper — 16.4%

Comcast Corp.
11/4/05	3.49 (a)	1,000,000	996,765
Countrywide Financial Corp.
10/17/05	3.81	2,000,000	1,996,622
10/26/05	3.85	3,000,000	2,992,000
DaimlerChrysler NA Holding Corp.
10/21/05	3.94	1,000,000	997,817
10/24/05	3.94	1,000,000	997,489
10/27/05	3.95	1,000,000	997,154
Dominion Resources, Inc.
10/3/05	3.72	2,000,000	1,999,588
Emerald (MBNA Credit Card Master Note Trust)
11/2/05	3.74	15,000,000	14,950,533
11/15/05	3.82	5,000,000	4,976,313
12/20/05	4.00	5,000,000	4,956,000
Eurohypo AG
10/31/05	3.58	5,000,000	4,985,250
Federated Retail Holdings, Inc.
10/31/05	3.89	3,500,000	3,488,742
11/21/05	3.97	4,000,000	3,977,730
Fortune Brands, Inc.
10/11/05	3.89	500,000	499,461

See accompanying notes which are an integral part of the financial statements.

Annual Report

6

Commercial Paper – continued
Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount	(Note 1)
Fortune Brands, Inc. – continued
10/13/05	3.87%	$1,000,000	$998,713
10/24/05	3.78	4,000,000	3,990,417
10/25/05	3.79	2,000,000	1,994,987
Govco, Inc.
3/16/06	4.01	5,000,000	4,909,392
K2 (USA) LLC
11/14/05	3.80 (a)	3,000,000	2,986,177
Motown Notes Program
12/14/05	3.87	5,000,000	4,960,585
Newcastle (Discover Card Master Trust)
10/12/05	3.76	20,000,000	19,977,083
Oracle Corp.
11/1/05	3.73	2,000,000	1,993,628
Paradigm Funding LLC
11/16/05	3.75	10,000,000	9,952,594
Strand Capital LLC
11/7/05	3.63	2,000,000	1,992,621
1/17/06	3.91	5,000,000	4,942,100
Stratford Receivables Co. LLC
10/18/05	3.81	5,000,000	4,991,028
11/3/05	3.84	5,000,000	4,982,446
Thames Asset Global Securities No. 1, Inc.
11/15/05	3.78	3,820,000	3,802,094
UBS Finance, Inc.
10/14/05	3.46	12,300,000	12,284,810
Viacom, Inc.
10/7/05	3.93	500,000	499,673
11/1/05	3.97	500,000	498,295
TOTAL COMMERCIAL PAPER			134,568,107

Master Notes — 3.2%

Bear Stearns Companies, Inc.
10/12/05	3.77 (e)	3,000,000	3,000,000
Goldman Sachs Group, Inc.
10/11/05	3.78 (c)(e)	6,000,000	6,000,000
10/14/05	3.80 (c)(e)	5,000,000	5,000,000

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

Investments - continued

Master Notes – continued
Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount	(Note 1)
Goldman Sachs Group, Inc. – continued
11/28/05	3.89% (c)(e) $	7,000,000	$ 7,000,000
1/9/06	3.69 (e)	5,000,000	5,000,000
TOTAL MASTER NOTES			26,000,000

Medium-Term Notes — 30.1%

AIG Matched Funding Corp.
12/15/05	3.89 (c)	5,000,000	5,000,000
1/3/06	4.06 (b)(c)	5,000,000	5,000,000
1/11/06	4.13 (b)(c)	5,000,000	5,000,000
1/23/06	4.02 (c)	5,000,000	5,000,000
Allstate Life Global Funding II
10/27/05	3.82 (a)(c)	1,000,000	1,000,000
American International Group, Inc.
12/1/05	3.05	1,000,000	999,674
ASIF Global Financing XXX
10/24/05	3.82 (a)(c)	9,000,000	9,000,000
ASIF II
11/29/05	3.91 (c)	10,000,000	10,000,681
Australia & New Zealand Banking Group Ltd.
10/24/05	3.81 (a)(c)	3,000,000	3,000,000
Bank of New York Co., Inc.
10/27/05	3.87 (a)(c)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
10/15/05	3.58 (c)	5,000,000	5,000,000
11/21/05	3.82 (c)	5,000,000	5,000,000
BellSouth Corp.
4/26/06	4.26 (a)(c)	500,000	500,091
BMW U.S. Capital LLC
10/17/05	3.74 (c)	1,000,000	1,000,000
Commonwealth Bank of Australia
10/24/05	3.80 (c)	2,000,000	2,000,000
GE Capital Assurance Co.
10/3/05	3.77 (c)(e)	5,000,000	5,000,000
General Electric Capital Corp.
10/7/05	3.68 (c)	13,000,000	13,000,000
10/11/05	3.80 (c)	6,500,000	6,501,366
10/17/05	3.89 (c)	9,000,000	9,002,549
3/30/06	3.95	6,000,000	6,040,212

See accompanying notes which are an integral part of the financial statements.

Annual Report

8

Medium-Term Notes – continued
Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount	(Note 1)
HBOS Treasury Services PLC
12/28/05	4.01% (c)	$5,000,000	$5,000,000
Household Finance Corp.
12/22/05	3.97 (c)	10,000,000	10,005,962
HSBC Finance Corp.
10/24/05	3.82 (c)	3,000,000	3,000,000
HSH Nordbank AG
10/24/05	3.83 (a)(c)	3,000,000	3,000,000
ING USA Annuity & Life Insurance Co.
12/28/05	4.04 (c)(e)	2,000,000	2,000,000
MBIA Global Funding LLC
10/18/05	3.57 (a)(c)	1,000,000	1,000,000
Merrill Lynch & Co., Inc.
10/17/05	3.75 (c)	5,000,000	5,000,000
Metropolitan Life Insurance Co.
10/6/05	3.67 (a)(c)	2,626,000	2,626,000
Morgan Stanley
10/3/05	3.67 (c)	15,000,000	15,000,000
10/3/05	3.97 (c)	1,000,000	1,000,000
10/17/05	3.80 (c)	3,000,000	3,000,000
10/27/05	3.87 (c)	5,000,000	5,000,000
RACERS
10/24/05	3.82 (a)(c)	10,000,000	10,000,000
Royal Bank of Scotland PLC
10/21/05	3.78 (a)(c)	5,000,000	5,000,000
SBC Communications, Inc.
6/5/06	4.02 (a)	2,105,000	2,110,099
6/5/06	4.19 (a)	100,000	100,099
Security Life of Denver Insurance Co.
11/30/05	3.94 (c)(e)	1,000,000	1,000,000
SLM Corp.
10/25/05	3.82 (c)	10,000,000	10,010,060
Treasury Bank NA, Alexandria Virginia
11/14/05	3.80 (c)	5,000,000	5,000,000
Verizon Global Funding Corp.
10/17/05	3.98 (c)	15,000,000	15,000,012
Washington Mutual Bank, California
10/27/05	3.64 (c)	5,000,000	5,000,000
11/4/05	3.70 (c)	5,000,000	5,000,000
12/20/05	3.87 (c)	4,000,000	4,000,000
12/28/05	3.94 (c)	10,000,000	9,999,625

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments - continued

Medium-Term Notes – continued
Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount	(Note 1)
Wells Fargo & Co.
10/17/05	3.76% (c)	$10,000,000	$ 10,000,000
WestLB AG
10/11/05	3.74 (a)(c)	3,000,000	3,000,000
12/30/05	4.02 (a)(c)	4,000,000	4,000,000
World Savings Bank FSB
12/2/05	3.87 (c)	550,000	550,048
TOTAL MEDIUM-TERM NOTES			247,446,478

Short-Term Notes — 0.6%

New York Life Insurance Co.
12/31/05	4.15 (c)(e)	5,000,000	5,000,000

Municipal Securities — 3.6%

Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ.
of Georgia Athletic Assoc. Proj.) 3.9%, LOC Bank of
America NA, VRDN		4,895,000	4,895,000
California Statewide Cmntys. Dev. Auth. Rev. TRAN
Series C4, 3.93% 6/30/06		2,000,000	2,000,000
Connecticut Hsg. Fin. Auth. (Hsg. Mortgage Fin. Prog.)
Series F2, 3.84% (AMBAC Insured), VRDN		7,805,000	7,805,000
Hayes Green Beach Memorial Hosp. Corp. 3.94%, LOC
Fifth Third Bank, Cincinnati, VRDN		3,350,000	3,350,000
Savannah College Art & Design, Inc. Series 2004 BD,
3.84%, LOC Bank of America NA, VRDN		11,460,006	11,460,006
TOTAL MUNICIPAL SECURITIES			29,510,006

See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Repurchase Agreements — 18.8%
Maturity	Value
Amount	(Note 1)
In a joint trading account (Collateralized by U.S. Government
Obligations dated 9/30/05 due 10/3/05 At 3.91%)	$6,002	$6,000
With:
Banc of America Securities LLC At 4.07%, dated 9/30/05
due 10/3/05 (Collateralized by Mortgage Loan
Obligations valued at $32,550,001, 4.5% – 8.39%,
12/6/05 – 10/20/35)	31,010,514	31,000,000
Citigroup Global Markets, Inc. At 4%, dated 9/30/05 due
10/3/05 (Collateralized by Corporate Obligations valued
at $36,720,000, 4.12% – 4.29%, 6/20/34 – 4/28/35) .	36,011,993	36,000,000
Goldman Sachs & Co. At:
4.04%, dated 8/23/05 due 11/21/05 (Collateralized by
Corporate Obligations valued at $12,600,000, 2.85% --
8.08%, 5/11/11 – 12/20/11) (c)(d)	12,121,200	12,000,000
4.05%, dated 8/23/05 due 11/21/05 (Collateralized by
Equity Securities valued at $5,250,045) (c)(d)	5,050,625	5,000,000
J.P. Morgan Securities, Inc. At 3.88%, dated 9/21/05 due
11/2/05 (Collateralized by Corporate Obligations valued
at $10,515,055, 4.75% – 8.11%, 5/15/09 – 9/15/25) .	10,045,267	10,000,000
Merrill Lynch, Pierce, Fenner & Smith At 4.09%, dated
7/27/05 due 10/25/05 (Collateralized by Corporate
Obligations valued at $10,508,409, 3.63% – 9.13%,
12/15/07 – 8/1/11) (c)(d)	10,102,250	10,000,000
Morgan Stanley & Co. At 3.88%, dated 9/21/05 due
11/2/05 (Collateralized by Corporate Obligations valued
at $10,350,996, 5.63% – 8.58%, 12/1/06 – 7/25/35) .	10,045,267	10,000,000
Wachovia Securities, Inc. At 4.01%, dated 9/30/05 due
10/3/05 (Collateralized by Mortgage Loan Obligations
valued at $40,800,000, 4.33% – 5.76%, 8/1/34 --
9/25/35)	40,013,367	40,000,000

TOTAL REPURCHASE AGREEMENTS	154,006,000

TOTAL INVESTMENT PORTFOLIO – 101.2%
(Cost $831,160,314)	831,160,314

NET OTHER ASSETS – (1.2)%	(9,775,923)

NET ASSETS – 100%	$821,384,391

Security Type Abbreviations
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE

VRDN	—	VARIABLE RATE DEMAND NOTE

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments - continued

Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $53,319,231 or 6.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. (d) The maturity amount is based on the rate at period end.

(e) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,000,000 or 5.0% of net assets.

Additional information on each holding is as follows:

	Acquisition
Security	Date	Cost
Bear Stearns
Companies, Inc.
3.77%, 10/12/05	9/8/05	$3,000,000
GE Capital
Assurance Co.
3.77%, 10/3/05	7/28/05	$5,000,000
Goldman Sachs
Group, Inc.:
3.69%, 1/9/06	4/12/05	$5,000,000
3.78%, 10/11/05	1/13/05	$6,000,000
3.8%, 10/14/05	2/14/05	$5,000,000
3.89%, 11/28/05	8/26/04	$7,000,000

Acquisition
Security	Date	Cost
Hypo Real Estate
Bank International
3.75%, 10/17/05	8/11/05	$ 2,000,000
ING USA Annuity
& Life Insurance
Co. 4.04%,
12/28/05	6/23/05	$ 2,000,000
New York Life
Insurance Co.
4.15%, 12/31/05	2/28/02	$ 5,000,000
Security Life of
Denver Insurance
Co. 3.94%,
11/30/05	8/26/05	$ 1,000,000

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $34,915 of which $10,044, $7,239 and $17,632 will expire on September 30, 2011, 2012 and 2013, respectively. A total of .92% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report 12

Financial Statements

Statement of Assets and Liabilities
		September 30, 2005

Assets
Investment in securities, at value (including repurchase
agreements of $154,006,000) (cost $831,160,314) —
See accompanying schedule		$831,160,314
Cash		95
Interest receivable		2,364,541
Prepaid expenses		439
Total assets		833,525,389

Liabilities
Payable for investments purchased on a delayed delivery
basis	$10,000,000
Distributions payable	2,112,014
Other payables and accrued expenses	28,984
Total liabilities		12,140,998

Net Assets		$821,384,391
Net Assets consist of:
Paid in capital		$821,537,824
Undistributed net investment income		23,762
Accumulated undistributed net realized gain (loss) on
investments		(177,195)
Net Assets, for 821,532,581 shares outstanding		$821,384,391
Net Asset Value, offering price and redemption price per
share ($821,384,391 ÷ 821,532,581 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Financial Statements - continued

Statement of Operations
	Year ended September 30, 2005

Investment Income
Interest		$22,764,514

Expenses
Independent trustees’ compensation	$3,985
Custodian fees and expenses	23,072
Audit	31,528
Legal	128
Insurance	4,501
Miscellaneous	9
Total expenses before reductions	63,223
Expense reductions	(1,065)	62,158

Net investment income		22,702,356

Net realized gain (loss) on investment securities		(137,557)
Net increase in net assets resulting from operations		$22,564,799

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Statement of Changes in Net Assets
	Year ended	Year ended
	September 30,	September 30,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$22,702,356	$10,337,000
Net realized gain (loss)	(137,557)	(22,240)
Net increase in net assets resulting
from operations	22,564,799	10,314,760
Distributions to shareholders from net investment income .	(22,695,776)	(10,341,060)
Reinvestment of distributions	3,520,914	1,577,727
Net increase (decrease) in net assets and shares
resulting from share transactions	3,520,914	1,577,727
Total increase (decrease) in net assets	3,389,937	1,551,427

Net Assets
Beginning of period	817,994,454	816,443,027
End of period (including undistributed net investment
income of $23,762 and undistributed net investment
income of $17,183, respectively)	$821,384,391	$817,994,454

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Financial Highlights

Years ended September 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	028	.013	.014	.022	.054
Distributions from net investment
income	(.028)	(.013)	(.014)	(.022)	(.054)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA	2.80%	1.27%	1.43%	2.24%	5.51%
Ratios to Average Net AssetsB
Expenses before expense
reductions	0077%	.0070%	.0073%	.0076%	.0095%
Expenses net of voluntary
waivers, if any	0077%	.0070%	.0073%	.0076%	.0095%
Expenses net of all reductions	.0076%	.0070%	.0073%	.0076%	.0094%
Net investment income	2.77%	1.27%	1.42%	2.24%	5.40%
Supplemental Data
Net assets, end of period
(000 omitted)	$821,384	$817,994	$816,443	$765,618	$852,435

A	Total returns would have been lower had certain expenses not been reduced during the periods shown.

B	Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Fidelity Money Market Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

17 Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	—
Undistributed ordinary income	23,762
Capital loss carryforward	34,915

Cost for federal income tax purposes	$831,160,314

The tax character of distributions paid was as follows:

	September 30, 2005	September 30, 2004
Ordinary Income	$22,695,776	$10,341,060

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of

Annual Report

18

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

			Interest Earned
	Average Daily	Weighted Average	(included in interest	Interest
Borrower or Lender	Loan Balance	Interest Rate	income)	Expense
Lender	$ 14,213,231	2.67%	$27,391	—

4. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s expenses by $1,065.

19 Annual Report

Notes to Financial Statements - continued

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the fund.

Annual Report

20

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Money Market Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Money Market Central Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts November 14, 2005

21 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation

Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1986
Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a
Director and Chairman of the Board and of the Executive Committee of
FMR; Chairman and a Director of Fidelity Management & Research
(Far East) Inc.; Chairman and a Director of Fidelity Investments Money
Management, Inc.; and Chairman (2001-present) and a Director
(2000-present) of FMR Co., Inc.

Annual Report 22

Name, Age; Principal Occupation

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001
Ms. Johnson serves as President of Fidelity Employer Services Company
(FESCO) (2005-present). She is President and a Director of Fidelity
Investments Money Management, Inc. (2001-present), FMR Co., Inc.
(2001-present), and a Director of FMR Corp. Previously, Ms. Johnson
served as President and a Director of FMR (2001-2005), Senior Vice
President of the Fidelity funds (2001-2005), and managed a number of
Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005
Mr. Jonas is Senior Vice President of Money Market Central (2005-present).
He also serves as Senior Vice President of other Fidelity funds
(2005-present). Mr. Jonas is Executive Director of FMR (2005-present).
Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004),
and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has
been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and
Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003
Mr. Reynolds is a Director (2003-present) and Chief Operating Officer
(2002-present) of FMR Corp. He also serves on the Board at Fidelity
Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group
(1996-2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

23 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation

Dennis J. Dirks (57)

Year of Election or Appointment: 2005
Prior to his retirement in May 2003, Mr. Dirks was Chief Operating
Officer and a member of the Board of The Depository Trust & Clearing
Corporation (DTCC) (1999-2003). He also served as President, Chief
Operating Officer, and Board member of The Depository Trust Company
(DTC) (1999-2003) and President and Board member of the National
Securities Clearing Corporation (NSCC) (1999-2003). In addition,
Mr. Dirks served as Chief Executive Officer and Board member of the
Government Securities Clearing Corporation (2001-2003) and Chief
Executive Officer and Board member of the Mortgage-Backed Securities
Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee of
Manhattan College (2005-present).

Robert M. Gates (62)

Year of Election or Appointment: 1997
Dr. Gates is Vice Chairman of the Independent Trustees (2005-present).
Dr. Gates is President of Texas A&M University (2002-present). He was
Director of the Central Intelligence Agency (CIA) from 1991 to 1993.
From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a
Director of NACCO Industries, Inc. (mining and manufacturing), Parker
Drilling Co., Inc. (drilling and rental tools for the energy industry,
2001-present), and Brinker International (restaurant management,
2003-present). Previously, Dr. Gates served as a Director of LucasVarity
PLC (automotive components and diesel engines), a Director of TRW Inc.
(automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas
A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report 24

Name, Age; Principal Occupation

George H. Heilmeier (69)

Year of Election or Appointment: 2004
Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu-
nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer-
ing and information technology support for the government), and HRL
Laboratories (private research and development, 2004-present). He is
Chairman of the General Motors Science & Technology Advisory Board
and a Life Fellow of the Institute of Electrical and Electronics Engineers
(IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science
Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad-
emy of Arts and Sciences, and the Board of Overseers of the School of
Engineering and Applied Science of the University of Pennsylvania.
Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq
(1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommu-
nications network surveillance, 2001-2004), and Teletech Holdings
(customer management services). He is the recipient of the 2005 Kyoto
Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001
Prior to Ms. Knowles’ retirement in June 2000, she served as Executive
Vice President and Chief Financial Officer of Atlantic Richfield Company
(ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation
Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser-
vice, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution
and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of
Southern California.

25 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000
Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc.
(private equity investment firm) since September 1998. Previously,
Mr. Lautenbach was with the International Business Machines Corporation
(IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy),
2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993
Mr. Mann is Chairman of the Independent Trustees (2001-present). He is
Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May
1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corpora-
tion (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the
Independent Director’s Council of the Investment Company Institute. In
addition, Mr. Mann is a member of the President’s Cabinet at the Uni-
versity of Alabama and the Board of Visitors of the Culverhouse College
of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997
Prior to his retirement in December 1994, Mr. McCoy was Vice Chair-
man of the Board of BellSouth Corporation (telecommunications) and
President of BellSouth Enterprises. He is currently a Director of Liberty
Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank-
lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the
Board of Visitors for the University of North Carolina at Chapel Hill
and currently serves on the Board of Directors of the University of North
Carolina Health Care System and the Board of Visitors of the Kenan-
Flagler Business School (University of North Carolina at Chapel Hill).
He also served as Vice President of Finance for the University of North
Carolina (16-school system).

Annual Report 26

Name, Age; Principal Occupation

Cornelia M. Small (61)

Year of Election or Appointment: 2005
Ms. Small is a member (2000-present) and Chairperson (2002-present)
of the Investment Committee, and a member (2002-present) of the
Board of Trustees of Smith College. Previously, she served as Chief
Investment Officer (1999-2000), Director of Global Equity Investments
(1996-1999), and a member of the Board of Directors of Scudder,
Stevens & Clark (1990-1997) and Scudder Kemper Investments
(1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003)
of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001
Mr. Stavropoulos is Chairman of the Board (2000-present) and a
Member of the Board of Directors of The Dow Chemical Company.
Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President
(1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chair-
man of the Executive Committee (2000-2004). Currently, he is a Direc-
tor of NCR Corporation (data warehousing and technology solutions),
BellSouth Corporation (telecommunications), Chemical Financial Corpo-
ration, Maersk Inc. (industrial conglomerate, 2002-present), and Metal-
mark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise
Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and
the University of Notre Dame Advisory Council for the College of
Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005
Mr. Wolfe also serves as a Trustee (2005-present) or Member of the
Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and
Chief Executive Officer of Hershey Foods Corporation (1993-2001). He
currently serves as a member of the boards of Adelphia Communica-
tions Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc.
(2004-present).

27 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005
Member of the Advisory Board of Fidelity Garrison Street Trust. Prior to
his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior manage-
ment positions, including Chairman (1987-1989; 1999-2001;
2002-2004), Chief Executive Officer (1987-2004), and President
(1989-2002). He currently serves as a member of the Board of Direc-
tors of Public Service Enterprise Group (utilities, 2001-present), Chair-
man of the Board of Governors, Rutgers University (2004-present), and
Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003
Member of the Advisory Board of Fidelity Garrison Street Trust. Vice
Chairman and a Director of FMR, and Vice Chairman (2001-present)
and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infir-
mary, Historic Deerfield, John F. Kennedy Library, and the Museum of
Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005
Vice President of Money Market Central. Mr. Donovan also serves as
Vice President of Fidelity’s High Income Funds (2005-present), Fidelity’s
Fixed-Income Funds (2005-present), certain Asset Allocation Funds
(2005-present), and certain Balanced Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and
FMRC (2005-present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group
(1998-2005).

Annual Report 28

Name, Age; Principal Occupation

Charles S. Morrison (44)

Year of Election or Appointment: 2005
Vice President of Money Market Central. Mr. Morrison also serves as
Vice President of Fidelity’s Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as
Vice President of Fidelity’s Bond Funds (2002-2005) and certain Balanced
Funds (2002-2005). He served as Vice President (2002-2005) and Bond
Group Leader (2002-2005) of Fidelity Investments Fixed Income Division.
Mr. Morrison is also Vice President of FIMM (2002-present) and FMR
(2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a
Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2002
Vice President of Money Market Central. Mr. Murphy also serves as
Vice President of Fidelity’s Money Market Funds (2002-present), certain
Asset Allocation Funds (2003-present), Fidelity’s Investment Grade-Bond
Funds (2005-present), and Fidelity’s Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-pres-
ent) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003-present) and a Vice President of
FMR (2000-present). Previously, Mr. Murphy served as Money Market
Group Leader (2002-2004), Bond Group Leader (2000-2002), and
Vice President of Fidelity’s Taxable Bond Funds (2000-2002) and Fidelity’s
Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity Invest-
ments in 1989 as a portfolio manager in the Bond Group.

James Kim Miller (41)

Year of Election or Appointment: 2004
Vice President of Money Market Central. Mr. Miller also serves as Vice
President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as an analyst, trader and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 2000
Secretary of Money Market Central. He also serves as Secretary of other
Fidelity funds; Vice President, General Counsel, and Secretary of FMR
Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Man-
agement & Research (U.K.) Inc. (2001-present), Fidelity Management &
Research (Far East) Inc. (2001-present), and Fidelity Investments Money
Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member,
Faculty of Law, at Boston College Law School (2003-present). Previously,
Mr. Roiter served as Vice President and Secretary of Fidelity Distributors
Corporation (FDC) (1998-2005).

29 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003
Assistant Secretary of Money Market Central. Mr. Fross also serves as
Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004
President, Treasurer, and Anti-Money Laundering (AML) officer of
Money Market Central. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President
(2003) and an employee (2002) of FMR. Before joining Fidelity Invest-
ments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC)
(1980-2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002
Chief Financial Officer of Money Market Central. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and
President of Fidelity Investment Operations (2005-present) which in-
cludes Fidelity Pricing and Cash Management Services Group (FPCMS),
where he served as President (1998-2005). Mr. Hayes serves as Presi-
dent of Fidelity Service Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments
Operations Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004
Chief Compliance Officer of Money Market Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and
Executive Vice President of Risk Oversight for Fidelity Investments
(2002). Previously, he served as Executive Vice President and Chief
Operating Officer for Fidelity Investments Institutional Services
Company, Inc. (1998-2002).

John R. Hebble (47)

Year of Election or Appointment: 2003
Deputy Treasurer of Money Market Central. Mr. Hebble also serves as
Deputy Treasurer of other Fidelity funds (2003), and is an employee of
FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche
Asset Management where he served as Director of Fund Accounting
(2002-2003) and Assistant Treasurer of the Scudder Funds
(1998-2003).

Annual Report 30

Name, Age; Principal Occupation

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005
Deputy Treasurer of Money Market Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of
Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments
Institutional Operations Corporation, Inc. (FIIOC) Client Services
(1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004
Deputy Treasurer of Money Market Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of
FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of
the Franklin Templeton Funds and Senior Vice President of Franklin
Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005
Deputy Treasurer of Money Market Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments,
Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002-2004) and a Senior
Manager (1999-2000). In addition, Mr. Robins served as Assistant
Chief Accountant, United States Securities and Exchange Commission
(2000-2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005
Assistant Treasurer of Money Market Central. Mr. Byrnes also serves as
Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice
President of FPCMS (2003-2005). Before joining Fidelity Investments,
Mr. Byrnes worked at Deutsche Asset Management where he served as
Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)

Year of Election or Appointment: 2000
Assistant Treasurer of Money Market Central. Mr. Costello also serves as
Assistant Treasurer of other Fidelity funds and is an employee of FMR.

31 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Peter L. Lydecker (51)

Year of Election or Appointment: 2004
Assistant Treasurer of Money Market Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002
Assistant Treasurer of Money Market Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005
Assistant Treasurer of Money Market Central. Mr. Ryan also serves as
Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice
President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005
Assistant Treasurer of Money Market Central. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments,
Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder
Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report 32

Board Approval of Investment Advisory Contracts and Management Fees

Money Market Central Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and

33 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund’s Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund’s management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund’s net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

Annual Report

34

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures

35 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

Annual Report

36

Fidelity® Ultra-Short Central Fund

Annual Report September 30, 2005

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

USC-ANN-1105	416203.1.0
1.765375.104

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended September 30, 2005	Past 1	Life of
	year	fundA
Fidelity® Ultra-Short Central	3.17%	2.52%
A From July 16, 2001.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Ultra-Short Central on July 31, 2001, shortly after the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 3 Month Swap Index performed over the same period.

Management’s Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity® Ultra-Short Central Fund

Several unusual developments muted investment-grade bond returns during the year ending September 30, 2005. Perhaps most surprising was the flattening of the yield curve. Because longer-term bonds typically are more vulnerable to rising interest rates than shorter-term bonds, their yields tend to be higher to compensate for that risk. But despite eight rate hikes during the period, longer-term bond yields were relatively stable, resulting in a narrower gap compared to rising short-term rates. Even Federal Reserve Board Chairman Alan Greenspan described the situation as a “conundrum.” The Fed’s monetary policy also confounded debt investors at times, particularly given record-high energy prices. This seemed especially true after Hurricanes Katrina and Rita, which many thought could decelerate the central bank’s tightening cycle. On September 20, however, the Fed made its 11th consecutive rate hike and hinted at more to come. These actions contributed to a negative third quarter of 2005 for bonds, as the Lehman Brothers® Aggregate Bond Index slid 0.67% . For the period overall, the benchmark gained 2.80%, with little separation in performance among the investment-grade debt sectors.

The fund gained 3.17% during the past year, topping the Lehman Brothers 3 Month Swap Index, which rose 2.73% . Sector selection was the main driver of this outperformance, as the fund was well-positioned to take advantage of opportunities throughout the ultra-short-term bond space, while keeping its interest rate risk at a minimum. I invested in high-quality, higher-yielding spread sectors — including securitized products such as asset-backed securities (ABS), collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS) — all of which outpaced comparable-duration Treasuries. The fund benefited significantly from its focus on attractively valued home equity ABS, which did especially well, fueled by a continued strong housing market and investors’ growing comfort with the sector. Elsewhere, positions in CMOs and CMBS were buoyed by strong investor demand for higher-yielding alternatives to Treasury securities. Likewise, modest positions in corporates paid off due to robust interest from yield-hungry investors. Lastly, the fund’s strategic cash investments also beat the index. Turning to disappointments, the fund probably would have performed even better had I owned more securitized products given their strong gains.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

39 Annual Report

39

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
			During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Actual	$1,000.00	$1,017.80	$.03
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,025.04	$.03

* Expenses are equal to the Fund’s annualized expense ratio of ..0050%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

40

Investment Changes

Average Years to Maturity as of September 30, 2005
6 months ago
Years	1.5	1.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of September 30, 2005

6 months ago

Years	0.1	0.1

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value.
Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

41 Annual Report

Investments September 30, 2005

Showing Percentage of Net Assets

Nonconvertible Bonds — 4.8%

	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY – 1.1%
Auto Components – 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$16,704,263
4.43% 5/24/06 (d)	4,700,000	4,713,090
		21,417,353
Media – 0.8%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,183,384
Cox Communications, Inc. (Reg. S) 4.4069% 12/14/07 (d)	12,140,000	12,222,965
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,612,319
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,816,200
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,336,763
		51,171,631

TOTAL CONSUMER DISCRETIONARY		72,588,984

ENERGY – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,671,298

FINANCIALS – 1.5%
Capital Markets – 0.2%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,007,360
Commercial Banks – 0.2%
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,166
Consumer Finance – 0.5%
General Motors Acceptance Corp. 4.87% 10/20/05 (d)	14,765,000	14,765,177
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,915,914
		34,681,091
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 3.71% 4/11/07 (d)	11,025,000	11,037,105
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,267,063
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,330,126
		41,634,294

TOTAL FINANCIALS		102,922,911

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,268,277

See accompanying notes which are an integral part of the financial statements.

Annual Report

42

Nonconvertible Bonds – continued
	Principal	Value
	Amount	(Note 1)

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
France Telecom SA 7.2% 3/1/06	$5,600,000	$ 5,664,966
GTE Corp. 6.36% 4/15/06	9,000,000	9,087,354
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,296,316
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,009,276
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,107,679
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,787,638
		71,221,506
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,563,866

TOTAL TELECOMMUNICATION SERVICES		76,785,372

UTILITIES – 0.9%
Electric Utilities – 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (a)(d)	12,800,000	12,800,000
Gas Utilities – 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,284,012
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,145,301
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,350,324
Sempra Energy 4.75% 5/15/09	5,500,000	5,461,247
		35,956,872

TOTAL UTILITIES		58,040,884

TOTAL NONCONVERTIBLE BONDS
(Cost $322,361,771)		322,009,449

U.S. Government Agency Obligations — 0.0%

Federal Home Loan Bank 0% 12/28/05 (c)
(Cost $1,981,349)	2,000,000	1,981,988

Asset-Backed Securities — 33.0%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.13% 7/25/34 (d)	7,454,076	7,464,885
Series 2004-3 Class 2A4, 4.18% 10/25/34 (d)	10,915,000	10,939,272
Series 2004-4 Class A2D, 4.18% 1/25/35 (d)	3,210,800	3,218,701

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Investments - continued

Asset-Backed Securities – continued
	Principal	Value
	Amount	(Note 1)
Accredited Mortgage Loan Trust: – continued
Series 2005-1:
Class M1, 4.3% 4/25/35 (d)	$11,280,000	$11,284,074
Class M2, 4.52% 4/25/35 (d)	5,275,000	5,288,969
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.48% 6/25/32 (d)	1,842,987	1,860,106
Series 2002-HE2 Class M1, 4.68% 8/25/32 (d)	18,631,213	18,689,976
Series 2003-FM1 Class M2, 5.68% 11/25/32 (d)	3,015,000	3,044,567
Series 2003-HS1:
Class M1, 4.58% 6/25/33 (d)	800,000	803,891
Class M2, 5.58% 6/25/33 (d)	856,000	870,466
Series 2003-NC1 Class M1, 4.61% 7/25/33 (d)	1,600,000	1,608,662
Series 2004-HE1:
Class M1, 4.33% 2/25/34 (d)	2,193,000	2,194,100
Class M2, 4.93% 2/25/34 (d)	2,475,000	2,476,472
Series 2004-OP1:
Class M1, 4.35% 4/25/34 (d)	4,420,000	4,424,381
Class M2, 4.88% 4/25/34 (d)	6,240,000	6,332,494
Series 2005-HE2:
Class M1, 4.27% 4/25/35 (d)	1,530,000	1,529,959
Class M2, 4.28% 4/25/35 (d)	1,803,000	1,802,229
Class M3, 4.31% 4/25/35 (d)	1,040,000	1,041,214
Class M4, 4.47% 4/25/35 (d)	1,340,000	1,341,550
Series 2005-HE3:
Class A2A, 3.93% 5/25/35 (d)	7,170,954	7,171,304
Class A2B, 4.04% 5/25/35 (d)	4,370,000	4,367,703
Series 2005-SD1 Class A1, 4.23% 11/25/50 (d)	2,337,292	2,340,041
Aesop Funding II LLC Series 2005-1A Class A2, 3.8563%
4/20/09 (a)(d)	8,800,000	8,800,906
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.2181% 3/15/10 (d)	5,000,000	5,028,652
Series 2004-1 Class B, 4.0181% 9/15/11 (d)	5,775,000	5,797,497
Series 2004-C Class C, 4.2681% 2/15/12 (a)(d)	14,647,039	14,680,928
Series 2005-1 Class A, 3.7981% 10/15/12 (d)	15,455,000	15,483,856
Series 2005-6 Class C, 4.0181% 3/15/11 (a)(d)	9,085,000	9,087,816
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,882,623
Series 2003-AM Class A4B, 4.15% 11/6/09 (d)	11,965,573	11,999,441
Series 2003-BX Class A4B, 3.9688% 1/6/10 (d)	3,265,000	3,273,821
Series 2003-CF Class A3, 2.75% 10/9/07	8,861,691	8,837,682
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,420,941
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.53% 8/25/32 (d)	2,969,781	2,983,343

See accompanying notes which are an integral part of the financial statements.

Annual Report

44

Asset-Backed Securities – continued
	Principal	Value
	Amount	(Note 1)
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-1:
Class A2, 4.24% 2/25/33 (d)	$200,427	$200,481
Class M1, 4.73% 2/25/33 (d)	6,150,000	6,188,493
Series 2003-3 Class M1, 4.63% 3/25/33 (d)	1,590,000	1,598,400
Series 2003-6:
Class M1, 4.59% 8/25/33 (d)	7,560,000	7,610,158
Class M2, 5.68% 5/25/33 (d)	2,750,000	2,804,670
Series 2003-AR1 Class M1, 4.98% 1/25/33 (d)	7,000,000	7,068,037
Series 2004-R2:
Class M1, 4.26% 4/25/34 (d)	1,230,000	1,229,969
Class M2, 4.31% 4/25/34 (d)	950,000	949,976
Class M3, 4.38% 4/25/34 (d)	3,500,000	3,499,912
Class M4, 4.88% 4/25/34 (d)	4,500,000	4,499,883
Series 2004-R9 Class A3, 4.15% 10/25/34 (d)	9,206,545	9,219,109
Series 2005-R1:
Class M1, 4.28% 3/25/35 (d)	5,710,000	5,707,639
Class M2, 4.31% 3/25/35 (d)	1,925,000	1,924,232
Series 2005-R2 Class M1, 4.28% 4/25/35 (d)	12,500,000	12,499,668
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 4.16% 6/25/32 (d)	2,411,175	2,418,320
Series 2002-BC6 Class M1, 4.58% 8/25/32 (d)	24,900,000	25,095,555
Series 2002-BC7:
Class M1, 4.63% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.73% 10/25/32 (d)	5,575,000	5,605,898
Series 2002-BC1 Class M2, 4.93% 1/25/32 (d)	758,836	762,053
ARG Funding Corp.:
Series 2005-1A Class A2, 3.8963% 4/20/09 (a)(d)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.9063% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.63% 9/25/33 (d)	20,000,000	20,596,100
Series 2003-W7 Class A2, 4.22% 3/1/34 (d)	3,948,904	3,957,510
Series 2004-W5 Class M1, 4.43% 4/25/34 (d)	3,960,000	3,964,674
Series 2004-W7:
Class M1, 4.38% 5/25/34 (d)	4,085,000	4,084,893
Class M2, 4.43% 5/25/34 (d)	3,320,000	3,319,914
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.1481% 4/15/33 (d)	664,884	664,968
Class M1, 4.6681% 4/15/33 (d)	11,365,000	11,414,716
Series 2003-HE3:
Class M1, 4.5981% 6/15/33 (d)	2,185,000	2,196,793
Class M2, 5.7681% 6/15/33 (d)	10,000,000	10,168,072

See accompanying notes which are an integral part of the financial statements.

45 Annual Report

Investments - continued

Asset-Backed Securities – continued
	Principal	Value
	Amount	(Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust: --
continued
Series 2003-HE4 Class M2, 5.7681% 8/15/33 (d)	$5,695,000	$5,779,144
Series 2003-HE5 Class A2A, 4.1281% 8/15/33 (d)	347,110	347,153
Series 2003-HE6 Class M1, 4.48% 11/25/33 (d)	3,475,000	3,497,595
Series 2004-HE2 Class M1, 4.38% 4/25/34 (d)	6,060,000	6,083,075
Series 2004-HE3:
Class M1, 4.37% 6/25/34 (d)	1,450,000	1,457,158
Class M2, 4.95% 6/25/34 (d)	3,350,000	3,391,294
Series 2004-HE6 Class A2, 4.19% 6/25/34 (d)	15,110,414	15,141,786
Series 2005-HE2:
Class M1, 4.28% 3/25/35 (d)	8,250,000	8,259,768
Class M2, 4.33% 3/25/35 (d)	2,065,000	2,070,757
Series 2005-HE3 Class A4, 4.03% 4/25/35 (d)	11,650,000	11,649,725
Series 2005-HE6 Class A2B, 4.08% 7/25/35 (d)	10,000,000	10,009,980
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.1481% 12/15/09 (d)	20,655,000	20,734,158
Series 2002-B3 Class B, 4.1281% 8/15/08 (d)	14,500,000	14,503,495
Series 2002-C1 Class C1, 4.7281% 12/15/09 (d)	7,980,000	8,063,633
Series 2003-C4 Class C4, 4.7981% 2/15/11 (d)	14,910,000	15,197,991
Bayview Financial Acquisition Trust Series 2004-C
Class A1, 4.2575% 5/28/44 (d)	7,735,211	7,751,217
Bayview Financial Asset Trust Series 2003-F Class A,
4.3375% 9/28/43 (d)	9,005,591	9,025,757
Bayview Financial Mortgage Loan Trust Series 2004-A Class
A, 4.2875% 2/28/44 (d)	5,177,035	5,186,096
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.28% 9/25/35 (d)	4,051,990	4,051,990
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.33% 2/25/35 (d)	6,655,000	6,657,302
Class M2, 4.58% 2/25/35 (d)	2,430,000	2,438,309
Series 2005-HE5 Class 1A1, 3.94% 6/25/35 (d)	9,315,999	9,314,540
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,439,941	2,415,147
Series 2003-1 Class B, 4.2381% 6/15/10 (a)(d)	4,946,375	4,959,105
Series 2003-2 Class B, 4.0481% 1/15/09 (d)	2,369,381	2,373,293
Series 2005-1 Class B, 4.1431% 6/15/10 (d)	5,725,000	5,757,133
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.0481% 1/15/10 (d)	9,630,000	9,651,642
Series 2004-B Class A4, 3.8781% 8/15/11 (d)	16,300,000	16,304,722

See accompanying notes which are an integral part of the financial statements.

Annual Report

46

Asset-Backed Securities – continued
	Principal	Value
	Amount	(Note 1)
Capital One Master Trust:
Series 1999-3 Class B, 4.2481% 9/15/09 (d)	$5,000,000	$5,001,993
Series 2001-1 Class B, 4.2781% 12/15/10 (d)	19,500,000	19,636,007
Series 2001-8A Class B, 4.3181% 8/17/09 (d)	9,585,000	9,627,823
Series 2002-4A Class B, 4.2681% 3/15/10 (d)	6,000,000	6,026,994
Capital One Multi-Asset Execution Trust Series 2003-B1 Class
B1, 4.9381% 2/17/09 (d)	15,470,000	15,540,698
Capital Trust Ltd. Series 2004-1:
Class A2, 4.2463% 7/20/39 (a)(d)	2,968,000	2,974,368
Class B, 4.5463% 7/20/39 (a)(d)	1,550,000	1,553,325
Class C, 4.8963% 7/20/39 (a)(d)	1,994,000	1,998,276
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.86% 1/25/32 (d)	3,470,154	3,471,347
Series 2002-HE2 Class M1, 4.53% 1/25/33 (d)	9,278,431	9,305,483
Series 2002-HE3:
Class M1, 4.93% 3/25/33 (d)	21,339,884	21,583,539
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,111,477
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,922
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,416,852
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	1,011,328	1,011,776
Series 2003-HE3:
Class M1, 4.53% 11/25/33 (d)	2,254,989	2,275,897
Class M2, 5.58% 11/25/33 (d)	1,719,992	1,749,395
Series 2004-HE2 Class M2, 5.03% 7/26/34 (d)	2,345,000	2,366,343
Cendant Timeshare Receivables Funding LLC Series 2005 1A
Class 2A2, 3.9763% 5/20/17 (a)(d)	9,256,185	9,256,185
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.2481% 3/16/09 (d)	1,305,000	1,310,645
Series 2002-6 Class B, 4.1181% 1/15/08 (d)	11,850,000	11,850,281
Series 2003-6 Class C, 4.5681% 2/15/11 (d)	16,400,000	16,641,039
Series 2004-1 Class B, 3.9681% 5/15/09 (d)	4,105,000	4,104,601
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (d)	17,500,000	17,499,286
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,995,489
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,041,853
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,675,320
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,035,435
Series 2003-C1 Class C1, 4.65% 4/7/10 (d)	17,785,000	18,159,908
Citigroup Mortgage Loan Trust Series 2003-HE4
Class A, 4.24% 12/25/33 (a)(d)	7,601,624	7,602,413
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.8781% 6/15/11 (d)	18,000,000	17,997,386

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Investments - continued

Asset-Backed Securities – continued
	Principal	Value
	Amount	(Note 1)
CNH Wholesale Master Note Trust Series 2005-1: --
continued
Class B, 4.1681% 6/15/11 (d)	$2,280,000	$2,279,668
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.26% 5/25/33 (d)	1,255,649	1,258,682
Series 2003-BC1 Class M2, 5.83% 9/25/32 (d)	11,065,000	11,184,059
Series 2003-SD3 Class A1, 4.25% 12/25/32 (a)(d)	752,994	756,713
Series 2004-2 Class M1, 4.33% 5/25/34 (d)	5,200,000	5,209,564
Series 2004-3:
Class 3A4, 4.08% 8/25/34 (d)	445,702	444,067
Class M1, 4.33% 6/25/34 (d)	1,475,000	1,476,401
Series 2004-4:
Class A, 4.2% 8/25/34 (d)	2,130,303	2,132,323
Class M1, 4.31% 7/25/34 (d)	3,650,000	3,660,809
Class M2, 4.36% 6/25/34 (d)	4,395,000	4,399,618
Series 2005-1:
Class 1AV2, 4.03% 7/25/35 (d)	8,780,000	8,777,753
Class M1, 4.25% 8/25/35 (d)	19,600,000	19,586,004
Class MV1, 4.23% 7/25/35 (d)	3,135,000	3,133,802
Class MV2, 4.27% 7/25/35 (d)	3,765,000	3,762,360
Class MV3, 4.31% 7/25/35 (d)	1,560,000	1,561,512
Series 2005-3 Class MV1, 4.25% 8/25/35 (d)	11,125,000	11,116,813
Series 2005-AB1 Class A2, 4.04% 8/25/35 (d)	17,520,000	17,515,387
Series 2005-BC1 Class 2A2, 4.03% 5/25/35 (d)	8,375,000	8,376,323
Series 2005-IM1 Class A1, 3.96% 11/25/35 (d)	16,452,556	16,453,841
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.22% 4/25/34 (d)	2,207,328	2,216,663
Series 2004-FRE1:
Class A2, 4.18% 4/25/34 (d)	1,945,674	1,945,630
Class M3, 4.48% 4/25/34 (d)	5,885,000	5,884,847
Discover Card Master Trust I Series 2003-4 Class B1,
4.0981% 5/16/11 (d)	8,155,000	8,200,894
Fannie Mae guaranteed REMIC pass thru certificates Series
2004-T5 Class AB3, 4.222% 5/28/35 (d)	5,382,969	5,384,840
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.51% 11/25/33 (d)	1,300,000	1,311,510
Class M2, 5.58% 11/25/33 (d)	700,000	718,059
Series 2004-1 Class M2, 4.93% 1/25/35 (d)	3,700,000	3,743,249
Series 2004-2 Class M2, 4.98% 7/25/34 (d)	9,890,000	9,889,746
Series 2004-3 Class M5, 5.28% 8/25/34 (d)	2,000,000	2,035,525
Series 2005-2 Class 2A1, 3.95% 7/25/36 (d)	16,387,547	16,385,833

See accompanying notes which are an integral part of the financial statements.

Annual Report

48

Asset-Backed Securities – continued
	Principal	Value
	Amount	(Note 1)
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.92% 3/25/35 (d)	$6,441,811	$6,442,575
Series 2005-FF2 Class M6, 4.53% 3/25/35 (d)	6,950,000	6,966,453
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.38% 3/25/34 (d)	400,000	400,662
Class M4, 4.73% 3/25/34 (d)	300,000	302,870
First USA Credit Card Master Trust Series 2001-4 Class B,
4.1281% 1/12/09 (d)	15,000,000	15,017,273
First USA Secured Note Trust Series 2001-3 Class C,
4.8394% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.1981% 10/15/07 (d)	19,600,000	19,672,465
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 3.9181% 5/17/10 (d)	9,590,000	9,586,223
Class B, 4.2081% 5/17/10 (d)	2,625,000	2,623,968
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.05% 2/25/34 (d)	2,196,026	2,197,373
Class M1, 4.28% 2/25/34 (d)	750,000	750,227
Class M2, 4.33% 2/25/34 (d)	800,000	800,745
Series 2004-C Class 2A2, 4.38% 8/25/34 (d)	10,000,000	10,060,514
Series 2004-D Class 3A2, 4.11% 11/25/34 (d)	2,153,210	2,158,681
Series 2005-2 Class 2A1, 3.94% 6/25/35 (d)	14,216,532	14,212,883
Series 2005-A:
Class 2A2, 4.07% 2/25/35 (d)	11,850,000	11,862,896
Class M1, 4.26% 1/25/35 (d)	1,603,000	1,608,402
Class M2, 4.29% 1/25/35 (d)	2,325,000	2,326,557
Class M3, 4.32% 1/25/35 (d)	1,250,000	1,252,900
Class M4, 4.51% 1/25/35 (d)	925,000	931,377
GE Business Loan Trust Series 2003-1 Class A, 4.1981%
4/15/31 (a)(d)	5,238,178	5,267,176
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 3.9681% 6/15/11 (d)	6,475,000	6,474,059
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.9981% 8/15/08 (d)	1,520,000	1,520,806
Class C, 4.6981% 8/15/08 (d)	5,580,000	5,600,379
Series 6 Class B, 3.9581% 2/17/09 (d)	1,030,000	1,030,878
Series 8 Class C, 4.0981% 6/15/10 (d)	18,450,000	18,485,634

See accompanying notes which are an integral part of the financial statements.

49 Annual Report

Investments - continued

Asset-Backed Securities – continued
	Principal	Value
	Amount	(Note 1)
GSAMP Trust:
Series 2002-HE Class M1, 5.0463% 11/20/32 (d)	$2,882,888	$2,926,670
Series 2002-NC1:
Class A2, 4.15% 7/25/32 (d)	54,777	55,120
Class M1, 4.47% 7/25/32 (d)	8,861,000	8,942,540
Series 2003-FM1 Class M1, 4.6163% 3/20/33 (d)	15,000,000	15,157,449
Series 2004-FM1:
Class M1, 4.48% 11/25/33 (d)	2,865,000	2,864,925
Class M2, 5.23% 11/25/33 (d)	1,975,000	2,008,385
Series 2004-FM2:
Class M1, 4.33% 1/25/34 (d)	3,500,000	3,499,910
Class M2, 4.93% 1/25/34 (d)	1,500,000	1,499,961
Class M3, 5.13% 1/25/34 (d)	1,500,000	1,499,961
Series 2004-HE1:
Class M1, 4.38% 5/25/34 (d)	4,045,000	4,044,896
Class M2, 4.98% 5/25/34 (d)	1,750,000	1,765,219
Series 2005-9 Class 2A1, 3.95% 8/25/35 (d)	16,206,183	16,206,183
Series 2005-FF2 Class M5, 4.46% 3/25/35 (d)	3,500,000	3,506,922
Series 2005-HE2 Class M, 4.26% 3/25/35 (d)	8,780,000	8,776,221
Series 2005-NC1 Class M1, 4.28% 2/25/35 (d)	9,010,000	9,013,305
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 4.91% 5/25/30 (a)(d)	14,000,000	13,987,145
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.2563% 1/20/35 (d)	2,914,233	2,914,529
Class M2, 4.2863% 1/20/35 (d)	2,182,286	2,182,488
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.63% 6/25/32 (d)	10,000,000	10,011,960
Series 2002-3 Class A5, 4.27% 2/25/33 (d)	2,763	2,767
Series 2002-5:
Class A3, 4.35% 5/25/33 (d)	1,901,156	1,905,789
Class M1, 5.03% 5/25/33 (d)	13,800,000	13,948,517
Series 2003-1:
Class A2, 4.3% 6/25/33 (d)	3,368,416	3,370,517
Class M1, 4.83% 6/25/33 (d)	8,335,000	8,371,945
Series 2003-2:
Class A2, 4.21% 8/25/33 (d)	159,893	160,447
Class M1, 4.71% 8/25/33 (d)	2,245,000	2,271,910
Series 2003-3:
Class A2, 4.19% 8/25/33 (d)	1,245,521	1,250,195
Class M1, 4.69% 8/25/33 (d)	8,185,000	8,277,490
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,437,752

See accompanying notes which are an integral part of the financial statements.

Annual Report

50

Asset-Backed Securities – continued
	Principal	Value
	Amount	(Note 1)
Home Equity Asset Trust: – continued
Series 2003-4:
Class M2, 5.5413% 10/25/33 (d)	$4,040,000	$4,087,070
Series 2003-5:
Class A2, 4.18% 12/25/33 (d)	3,793,784	3,806,470
Class M1, 4.53% 12/25/33 (d)	3,175,000	3,197,905
Class M2, 5.56% 12/25/33 (d)	1,345,000	1,376,130
Series 2003-7 Class A2, 4.21% 3/25/34 (d)	2,866,529	2,872,858
Series 2004-2 Class A2, 4.12% 7/25/34 (d)	5,111,457	5,111,384
Series 2004-3:
Class M1, 4.4% 8/25/34 (d)	2,015,000	2,023,738
Class M2, 5.03% 8/25/34 (d)	2,200,000	2,239,606
Series 2004-4 Class A2, 4.15% 10/25/34 (d)	7,288,824	7,313,693
Series 2004-6 Class A2, 4.18% 12/25/34 (d)	8,069,368	8,094,037
Series 2004-7 Class A3, 4.22% 1/25/35 (d)	2,551,011	2,562,040
Series 2005-1:
Class M1, 4.26% 5/25/35 (d)	9,705,000	9,708,301
Class M2, 4.28% 5/25/35 (d)	5,780,000	5,775,826
Class M3, 4.33% 5/25/35 (d)	5,825,000	5,820,912
Series 2005-2:
Class 2A2, 4.03% 7/25/35 (d)	13,170,000	13,169,687
Class M1, 4.28% 7/25/35 (d)	10,085,000	10,084,736
Series 2005-3 Class M1, 4.24% 8/25/35 (d)	9,450,000	9,442,313
Series 2005-5 Class 2A2, 4.08% 11/25/35 (d)	15,000,000	15,024,030
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 4.0581% 8/15/08 (d)	10,000,000	10,012,255
Household Credit Card Master Trust I Series 2002-1 Class B,
4.4181% 7/15/08 (d)	22,589,000	22,592,725
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.0963% 4/20/32 (d)	3,046,635	3,047,537
Series 2002-3 Class A, 4.2463% 7/20/32 (d)	2,468,824	2,470,761
Series 2003-1 Class M, 4.4263% 10/20/32 (d)	686,032	686,682
Series 2003-2:
Class A, 4.1263% 9/20/33 (d)	2,534,598	2,539,076
Class M, 4.3763% 9/20/33 (d)	1,191,893	1,194,376
Series 2004-1 Class M, 4.3163% 9/20/33 (d)	2,389,256	2,393,972
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.4463% 2/20/33 (d)	1,500,530	1,505,086
Series 2004-HC1:
Class A, 4.1463% 2/20/34 (d)	4,182,768	4,193,747
Class M, 4.2963% 2/20/34 (d)	2,528,917	2,530,110
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.3181% 1/18/11 (d)	8,850,000	8,865,532

See accompanying notes which are an integral part of the financial statements.

51 Annual Report

Investments - continued

Asset-Backed Securities – continued
	Principal	Value
	Amount	(Note 1)
Household Private Label Credit Card Master Note Trust I: –
continued
Series 2002-2:
Class A, 3.9381% 1/18/11 (d)	$9,000,000	$9,010,691
Class B, 4.3181% 1/18/11 (d)	14,275,000	14,347,032
Series 2002-3 Class B, 5.0181% 9/15/09 (d)	4,150,000	4,153,962
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.0081% 12/17/07 (d)	2,012,271	2,012,612
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.08% 6/25/35 (d)	10,270,940	10,270,696
Class M1, 4.3% 6/25/35 (d)	4,100,000	4,098,296
Class M2, 4.32% 6/25/35 (d)	2,775,000	2,773,872
Class M3, 4.35% 6/25/35 (d)	1,975,000	1,977,174
Keycorp Student Loan Trust Series 1999-A Class A2, 4.34%
12/27/09 (d)	14,973,894	15,030,475
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.15% 6/25/33 (d)	124,347	124,374
Class M1, 4.65% 6/25/33 (d)	19,500,000	19,585,995
Series 2003-3 Class M1, 4.3913% 7/25/33 (d)	7,770,000	7,819,867
Series 2004-2:
Class M1, 4.36% 6/25/34 (d)	4,275,000	4,284,930
Class M2, 4.91% 6/25/34 (d)	1,400,000	1,415,675
Series 2005-2 Class 2A2, 4.01% 4/25/35 (d)	12,000,000	12,003,775
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.56% 4/25/33 (d)	3,500,000	3,520,473
Class M2, 5.68% 4/25/33 (d)	1,500,000	1,531,476
Series 2004-FRE1 Class M1, 4.38% 7/25/34 (d)	5,223,000	5,243,096
MBNA Asset Backed Note Trust Series 2000-K Class C,
4.5681% 3/17/08 (a)(d)	7,250,000	7,251,305
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.1431% 10/15/08 (d)	30,000,000	30,032,436
Series 2001-B2 Class B2, 4.1281% 1/15/09 (d)	30,353,000	30,408,661
Series 2002-B2 Class B2, 4.1481% 10/15/09 (d)	20,000,000	20,080,518
Series 2002-B4 Class B4, 4.2681% 3/15/10 (d)	14,800,000	14,906,795
Series 2003-B2 Class B2, 4.1581% 10/15/10 (d)	1,530,000	1,544,849
Series 2003-B3 Class B3, 4.1431% 1/18/11 (d)	1,130,000	1,136,193
Series 2003-B5 Class B5, 4.1381% 2/15/11 (d)	705,000	710,072
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (d)	7,800,000	7,843,689
Series 1998-G Class B, 4.1681% 2/17/09 (d)	20,000,000	20,034,530

See accompanying notes which are an integral part of the financial statements.

Annual Report

52

Asset-Backed Securities – continued
	Principal	Value
	Amount	(Note 1)
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.33% 7/25/34 (d)	$2,125,000	$2,124,946
Class M2, 4.38% 7/25/34 (d)	375,000	374,991
Class M3, 4.78% 7/25/34 (d)	775,000	774,980
Class M4, 4.93% 7/25/34 (d)	525,000	524,987
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class
M1, 4.53% 7/25/34 (d)	2,321,000	2,334,630
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.93% 11/25/32 (d)	2,370,000	2,430,872
Series 2003-NC5 Class M2, 5.83% 4/25/33 (d)	2,800,000	2,827,761
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,193,861
Series 2003-NC7 Class M1, 4.53% 6/25/33 (d)	1,785,000	1,790,756
Series 2003-NC8 Class M1, 4.53% 9/25/33 (d)	2,350,000	2,380,069
Series 2004-HE6 Class A2, 4.17% 8/25/34 (d)	6,065,683	6,084,818
Series 2004-NC2 Class M1, 4.38% 12/25/33 (d)	2,595,000	2,604,510
Series 2004-NC6 Class A2, 4.17% 7/25/34 (d)	2,716,074	2,721,759
Series 2005-1:
Class M2, 4.3% 12/25/34 (d)	4,425,000	4,429,882
Class M3, 4.35% 12/25/34 (d)	4,000,000	4,007,356
Series 2005-HE1:
Class A3B, 4.05% 12/25/34 (d)	3,885,000	3,889,760
Class M1, 4.28% 12/25/34 (d)	1,100,000	1,103,379
Class M2, 4.3% 12/25/34 (d)	2,970,000	2,974,441
Series 2005-HE2:
Class M1, 4.23% 1/25/35 (d)	2,665,000	2,673,338
Class M2, 4.27% 1/25/35 (d)	1,900,000	1,899,216
Series 2005-NC1:
Class M1, 4.27% 1/25/35 (d)	2,425,000	2,434,295
Class M2, 4.3% 1/25/35 (d)	2,425,000	2,427,680
Class M3, 4.34% 1/25/35 (d)	2,425,000	2,431,267
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.68% 2/25/32 (d)	1,510,288	1,511,306
Class M2, 5.23% 2/25/32 (d)	5,305,979	5,312,043
Series 2001-NC4 Class M1, 4.83% 1/25/32 (d)	3,827,881	3,838,780
Series 2002-AM3 Class A3, 4.32% 2/25/33 (d)	992,554	995,836
Series 2002-HE1 Class M1, 4.43% 7/25/32 (d)	5,860,000	5,893,166
Series 2002-HE2 Class M1, 4.53% 8/25/32 (d)	9,925,000	9,964,301
Series 2002-NC3 Class A3, 4.17% 8/25/32 (d)	147,864	148,113
Series 2002-OP1 Class M1, 4.58% 9/25/32 (d)	3,894,745	3,907,257
Series 2003-NC1:
Class M1, 4.88% 11/25/32 (d)	2,391,382	2,406,740
Class M2, 5.88% 11/25/32 (d)	1,880,000	1,897,592

See accompanying notes which are an integral part of the financial statements.

53 Annual Report

Investments - continued

Asset-Backed Securities – continued
	Principal	Value
	Amount	(Note 1)
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 5.83% 1/25/33 (d)	$4,600,000	$4,665,213
Series 2003-6 Class M1, 4.55% 1/25/34 (d)	5,180,000	5,212,663
Series 2005-1:
Class M1, 4.28% 3/25/35 (d)	4,395,000	4,396,544
Class M2, 4.31% 3/25/35 (d)	4,395,000	4,396,491
Class M3, 4.35% 3/25/35 (d)	2,120,000	2,126,029
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.9081% 6/15/09 (d)	11,639,609	11,648,579
Series 2004-A Class A4A, 3.8381% 6/15/10 (d)	10,570,000	10,581,156
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.28% 6/25/34 (d)	1,450,000	1,451,161
Class M4, 4.805% 6/25/34 (d)	2,435,000	2,444,337
Ocala Funding LLC Series 2005-1A Class A, 5.2963%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates Series
2005-3 Class A2A, 3.95% 6/25/36 (d)	14,975,059	14,974,727
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.46% 9/25/34 (d)	3,745,000	3,767,310
Class M2, 4.51% 9/25/34 (d)	1,755,000	1,767,858
Class M3, 5.08% 9/25/34 (d)	3,355,000	3,402,867
Class M4, 5.28% 9/25/34 (d)	4,700,000	4,776,320
Series 2004-WCW2 Class A2, 4.21% 10/25/34 (d)	6,455,574	6,471,464
Series 2005-WCH1:
Class A3B, 4.05% 1/25/35 (d)	2,775,000	2,780,119
Class M2, 4.35% 1/25/35 (d)	4,175,000	4,178,114
Class M3, 4.39% 1/25/35 (d)	3,290,000	3,299,846
Class M5, 4.71% 1/25/35 (d)	3,095,000	3,111,984
Series 2005-WHQ2 Class M7, 5.08% 5/25/35 (d)	5,950,000	5,961,145
People’s Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.94% 9/25/24 (d)	5,833,593	5,834,512
Class M4, 4.46% 5/25/35 (d)	6,000,000	6,025,129
Providian Gateway Master Trust Series 2002-B Class A,
4.4681% 6/15/09 (a)(d)	15,000,000	15,021,564
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.41% 5/25/35 (d)	1,040,000	1,044,543
Series 2005-KS7 Class A1, 3.93% 8/25/35 (d)	10,017,807	10,017,586
Residential Asset Mortgage Products, Inc. Series 2004-RS10
Class MII2, 5.08% 10/25/34 (d)	5,500,000	5,587,075
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.23% 4/25/33 (d)	632,314	635,086

See accompanying notes which are an integral part of the financial statements.

Annual Report

54

Asset-Backed Securities – continued
	Principal	Value
	Amount	(Note 1)
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.36% 3/25/35 (d)	$4,415,000	$ 4,418,970
Series 2004-2 Class MV1, 4.41% 8/25/35 (d)	4,495,000	4,507,503
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 4.1931% 2/15/10 (d)	10,000,000	9,990,039
Series 2002-5 Class B, 5.0181% 11/17/09 (d)	30,000,000	30,025,965
Securitized Asset Backed Receivables LLC Trust
Series 2004-NC1 Class M1, 4.35% 2/25/34 (d)	2,910,000	2,912,781
Specialty Underwriting & Residential Finance
Series 2003-BC4 Class M1, 4.43% 11/25/34 (d)	1,810,000	1,819,343
Structured Asset Securities Corp. Series 2004-GEL1 Class A,
4.19% 2/25/34 (d)	901,062	901,041
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.2181% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 4.9681% 6/15/10 (d)	6,840,000	6,849,450
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.26% 9/25/34 (d)	2,051,939	2,062,554
Series 2003-6HE Class A1, 4.3% 11/25/33 (d)	1,467,936	1,471,055
Series 2005-14HE Class AF1, 3.9753% 8/25/36 (d)	8,635,000	8,634,326
Series 2005-8HE Class A1, 3.95% 7/25/35 (a)(d)	6,932,173	6,938,671
TOTAL ASSET-BACKED SECURITIES
(Cost $2,188,022,238)		2,194,887,925

Collateralized Mortgage Obligations — 20.2%

Private Sponsor – 13.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.23% 2/25/35 (d)	8,271,247	8,288,629
Series 2004-4 Class 5A2, 4.23% 3/25/35 (d)	3,344,187	3,351,688
Series 2005-1 Class 5A2, 4.16% 5/25/35 (d)	5,517,368	5,520,788
Series 2005-10 Class 5A1, 4.101% 1/25/36 (d)	15,000,000	15,000,000
Series 2005-2:
Class 6A2, 4.11% 6/25/35 (d)	2,499,864	2,501,436
Class 6M2, 4.31% 6/25/35 (d)	10,145,000	10,144,980
Series 2005-3 Class 8A2, 4.07% 7/25/35 (d)	16,519,250	16,529,773
Series 2005-4 Class 7A2, 4.06% 8/25/35 (d)	8,125,015	8,130,280
Series 2005-8 Class 7A2, 4.11% 11/25/35 (d)	7,166,967	7,168,085
American Home Mortgage Investment Trust Series 2005-4
Class 1A1, 4.18% 11/25/45 (d)	11,080,000	11,080,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6
Class 1A1, 5.17% 8/25/35 (d)	17,862,312	17,866,889

See accompanying notes which are an integral part of the financial statements.

55 Annual Report

Investments - continued

Collateralized Mortgage Obligations – continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor – continued
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.11% 1/25/35 (d)	$18,993,594	$19,005,465
Series 2005-2 Class 1A1, 4.08% 3/25/35 (d)	13,521,981	13,515,643
Series 2005-5 Class 1A1, 4.05% 7/25/35 (d)	17,169,385	17,155,972
Countrywide Alternative Loan Trust planned amortization
class Series 2003-5T2 Class A2, 4.23% 5/25/33 (d)	5,006,668	5,009,604
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.23% 3/25/34 (d)	4,681,479	4,678,694
Series 2004-AR3 Class 6A2, 4.2% 4/25/34 (d)	1,948,417	1,950,279
Series 2004-AR4 Class 5A2, 4.2% 5/25/34 (d)	1,821,930	1,820,850
Series 2004-AR5 Class 11A2, 4.2% 6/25/34 (d)	2,698,314	2,692,965
Series 2004-AR6 Class 9A2, 4.2% 10/25/34 (d)	3,422,844	3,424,695
Series 2004-AR7 Class 6A2, 4.21% 8/25/34 (d)	4,894,739	4,898,151
Series 2004-AR8 Class 8A2, 4.21% 9/25/34 (d)	3,798,541	3,805,156
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.2494%
10/25/35 (d)	8,490,000	8,490,000
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.39% 12/25/34 (d)	3,472,618	3,467,751
Granite Master Issuer PLC:
floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,299,172
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,047,797
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,298,344
Series 2005-2 Class C1, 4.39% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4 Class M2, 4.305% 12/20/54 (d)	6,500,000	6,498,731
Series 2005-4 Class C1, 4.455% 12/20/54 (d)	6,800,000	6,798,672
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)	1,415,000	1,415,442
Class 1C, 4.79% 3/20/44 (d)	4,075,000	4,089,008
Class 1M, 4.3% 3/20/44 (d)	4,935,000	4,939,627
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)	4,162,145	4,162,145
Class 1B, 4.06% 6/20/44 (d)	786,966	787,059
Class 1C, 4.59% 6/20/44 (d)	2,865,029	2,869,506
Class 1M, 4.17% 6/20/44 (d)	2,104,798	2,104,240
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)	2,100,000	2,100,042
Class 1C, 4.48% 9/20/44 (d)	5,415,000	5,424,314
Class 1M, 4.16% 9/20/44 (d)	1,200,000	1,200,228

See accompanying notes which are an integral part of the financial statements.

Annual Report

56

Collateralized Mortgage Obligations – continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor – continued
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.0094% 5/19/35 (d)	$11,231,269	$11,199,681
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.3988% 7/15/40 (d)	2,560,000	2,563,183
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (d)	25,000,000	25,002,930
Class B, 3.7688% 7/15/40 (d)	2,695,000	2,696,264
Class C, 4.3188% 7/15/40 (d)	10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class 2A1,
3.92% 8/25/35 (d)	5,995,565	5,996,642
Homestar Mortgage Acceptance Corp. floater Series 2004-5
Class A1, 4.28% 10/25/34 (d)	4,056,783	4,068,310
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 4.2% 3/25/35 (d)	7,904,651	7,903,107
Series 2004-6 Class 1A2, 4.22% 10/25/34 (d)	3,065,340	3,070,216
Series 2005-1:
Class M1, 4.29% 4/25/35 (d)	3,028,498	3,026,014
Class M2, 4.33% 4/25/35 (d)	5,302,005	5,298,691
Class M3, 4.36% 4/25/35 (d)	1,300,974	1,299,907
Class M4, 4.58% 4/25/35 (d)	767,788	768,718
Class M5, 4.6% 4/25/35 (d)	767,788	767,788
Class M6, 4.65% 4/25/35 (d)	1,228,460	1,228,460
Series 2005-2 Class 1A2, 4.14% 4/25/35 (d)	12,453,621	12,443,892
Series 2005-3 Class A1, 4.07% 8/25/35 (d)	14,447,985	14,423,717
Series 2005-4 Class 1B1, 5.13% 5/25/35 (d)	4,978,738	4,972,515
Series 2005-6 Class 1M3, 4.44% 10/25/35 (d)	3,323,541	3,323,557
Series 2005-7:
Class M1, 4.208% 11/25/35 (d)	1,765,000	1,765,000
Class M2, 4.248% 11/25/35 (d)	1,325,000	1,325,000
Class M3, 4.348% 11/25/35 (d)	6,615,000	6,615,000
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.22% 9/26/45 (a)(d)	15,180,141	15,180,141
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.1% 3/25/35 (d)	11,034,855	11,047,023
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,969,000	5,946,443
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.22% 3/25/28 (d)	7,093,116	7,130,471
Series 2003-B Class A1, 4.17% 4/25/28 (d)	7,213,924	7,254,849
Series 2003-D Class A, 4.14% 8/25/28 (d)	6,608,802	6,619,465
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	9,116,686	9,126,651
Series 2003-F Class A2, 4.43% 10/25/28 (d)	11,828,156	11,835,544

See accompanying notes which are an integral part of the financial statements.

57 Annual Report

Investments - continued

Collateralized Mortgage Obligations – continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor – continued
Merrill Lynch Mortgage Investors, Inc. floater: -- continued
Series 2004-A Class A2, 4.34% 4/25/29 (d)	$10,025,427	$10,017,623
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,905,839	7,888,355
Series 2004-C Class A2, 3.95% 7/25/29 (d)	11,598,172	11,567,548
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,519,942	8,524,812
Series 2004-E:
Class A2B, 4.45% 11/25/29 (d)	7,561,387	7,550,087
Class A2D, 4.64% 11/25/29 (d)	1,758,462	1,766,187
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,530,484	3,529,545
Series 2005-A Class A2, 4.3031% 2/25/30 (d)	9,875,800	9,882,274
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.68% 10/25/32 (d)	3,128,220	3,140,706
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.2% 12/25/34 (d)	4,638,420	4,648,806
Class A2, 4.28% 12/25/34 (d)	6,275,019	6,320,305
Series 2005-2 Class 1A1, 4.1% 5/25/35 (d)	4,811,489	4,814,744
Opteum Mortgage Acceptance Corp. floater Series 2005-3
Class APT, 4.12% 7/25/35 (d)	18,530,057	18,540,914
Permanent Financing No. 3 PLC floater Series 2 Class C,
4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C,
4.5538% 6/10/42 (d)	15,400,000	15,474,437
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,998,425
Permanent Financing No. 6 PLC floater Series 6 Class 2C,
4.2888% 6/10/42 (d)	5,350,000	5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,047,042
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,740
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,465
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,284,316	4,353,251
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	5,016,521	5,020,936

See accompanying notes which are an integral part of the financial statements.

Annual Report

58

Collateralized Mortgage Obligations – continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor – continued
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.5281% 3/10/35 (a)(d)	$ 5,475,801	$5,557,938
Class B5, 6.0781% 3/10/35 (a)(d)	5,666,940	5,791,014
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.33% 11/25/34 (d)	2,387,142	2,396,787
Series 2003-RP2 Class A1, 4.28% 6/25/33 (a)(d)	3,567,765	3,579,472
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,869,908	9,866,749
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	8,292,646	8,287,744
Series 2004-1 Class A, 4.15% 2/20/34 (d)	5,352,427	5,344,162
Series 2004-10 Class A4, 3.6681% 11/20/34 (d)	9,021,376	9,016,217
Series 2004-3 Class A, 3.5463% 5/20/34 (d)	9,243,861	9,221,165
Series 2004-4 Class A, 3.5881% 5/20/34 (d)	11,574,850	11,560,488
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,745,333	7,741,702
Series 2004-6:
Class A3A, 4.3175% 6/20/35 (d)	6,761,373	6,757,088
Class A3B, 4.08% 7/20/34 (d)	845,172	844,660
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,627,084	6,622,167
Class A3B, 4.59% 7/20/34 (d)	1,192,509	1,195,319
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	11,824,016	11,827,689
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,778,467	6,773,241
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	11,841,861	11,841,861
Series 2005-3 Class A1, 3.9963% 5/20/35 (d)	8,335,848	8,318,878
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (d)	10,719,814	10,719,814
Structured Asset Securities Corp. floater Series 2004-NP1
Class A, 4.23% 9/25/33 (a)(d)	2,217,986	2,219,280
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.2% 9/25/34 (d)	20,272,244	20,312,652
Series 2005-3 Class A4, 4.108% 8/25/45 (d)	17,180,000	17,180,000
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.03% 8/25/45 (d)	14,112,684	14,112,684
Series 2005-AR6 Class 2A-1A, 4.06% 4/25/45 (d)	5,975,614	5,955,102
Series 2005-AR13 Class A1C1, 4.2275% 10/25/45 (d)	23,000,000	23,000,000

See accompanying notes which are an integral part of the financial statements.

59 Annual Report

Investments - continued

Collateralized Mortgage Obligations – continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor – continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6963% 8/25/34 (d)	$19,880,000	$19,778,179
Series 2005-AR12 Class 2A1, 4.3223% 7/25/35 (d)	29,218,529	28,883,740

TOTAL PRIVATE SPONSOR		919,943,859
U.S. Government Agency – 6.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.2394% 11/18/30 (d)	1,056,182	1,064,379
Series 2000-40 Class FA, 4.32% 7/25/30 (d)	2,281,210	2,291,156
Series 2002-89 Class F, 4.13% 1/25/33 (d)	3,350,148	3,355,218
target amortization class Series G94-2 Class D, 6.45%
1/25/24	4,411,824	4,499,998
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.1894% 8/18/31 (d)	2,367,009	2,374,326
Series 2001-44 Class FB, 4.13% 9/25/31 (d)	2,114,017	2,120,062
Series 2001-46 Class F, 4.1894% 9/18/31 (d)	6,088,369	6,121,939
Series 2002-11 Class QF, 4.32% 3/25/32 (d)	4,222,858	4,259,537
Series 2002-36 Class FT, 4.33% 6/25/32 (d)	1,422,268	1,434,270
Series 2002-64 Class FE, 4.1394% 10/18/32 (d)	2,093,663	2,103,206
Series 2002-65 Class FA, 4.13% 10/25/17 (d)	2,302,618	2,306,533
Series 2002-74 Class FV, 4.28% 11/25/32 (d)	7,876,453	7,931,623
Series 2003-11:
Class DF, 4.28% 2/25/33 (d)	2,877,518	2,897,926
Class EF, 4.28% 2/25/33 (d)	2,080,685	2,088,534
Series 2003-119 Class FK, 4.33% 5/25/18 (d)	2,500,000	2,523,405
Series 2003-15 Class WF, 4.18% 8/25/17 (d)	5,404,393	5,425,600
Series 2003-63 Class F1, 4.13% 11/25/27 (d)	5,763,648	5,767,740
Series 2005-45 Class XA, 4.17% 6/25/35 (d)	74,298,346	74,267,779
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	800,852	799,909
Series 2001-62 Class PG, 6.5% 10/25/30	2,944,838	2,948,170
Series 2001-76 Class UB, 5.5% 10/25/13	590,038	589,350
Series 2002-16 Class QD, 5.5% 6/25/14	272,009	272,519
Series 2002-28 Class PJ, 6.5% 3/25/31	3,732,778	3,734,286
Series 2002-8 Class PD, 6.5% 7/25/30	2,442,173	2,447,766
Series 2005-72 Class FG, 4.08% 5/25/35 (d)	51,234,540	51,079,581

See accompanying notes which are an integral part of the financial statements.

Annual Report

60

Collateralized Mortgage Obligations – continued
	Principal	Value
	Amount	(Note 1)
U.S. Government Agency – continued
Freddie Mac:
floater:
Series 2510 Class FE, 4.1681% 10/15/32 (d)	$ 5,715,277	$5,746,827
0% 9/15/35 (d)	854,545	828,909
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	261,467	261,106
Series 2353 Class PC, 6.5% 9/15/15	967,841	969,335
Freddie Mac Manufactured Housing participation certificates
guaranteed floater Series 2338 Class FJ, 3.9681%
7/15/31 (d)	4,919,686	4,918,386
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 4.3681% 6/15/29 (d)	1,092,096	1,099,242
Series 2406:
Class FP, 4.7481% 1/15/32 (d)	10,270,000	10,491,773
Class PF, 4.7481% 12/15/31 (d)	8,125,000	8,332,235
Series 2410 Class PF, 4.7481% 2/15/32 (d)	18,644,444	19,060,741
Series 2474 Class FJ, 4.1181% 7/15/17 (d)	4,331,267	4,353,673
Series 2526 Class FC, 4.1681% 11/15/32 (d)	3,152,494	3,162,233
Series 2538 Class FB, 4.1681% 12/15/32 (d)	6,277,777	6,315,699
Series 2551 Class FH, 4.2181% 1/15/33 (d)	2,959,949	2,972,585
Series 2861 Class JF, 4.0681% 4/15/17 (d)	6,852,338	6,850,151
Series 2994 Class FB, 3.9181% 6/15/20 (d)	6,647,098	6,631,097
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	10,378,825	10,418,016
Series 2394 Class ND, 6% 6/15/27	587,334	587,187
Series 2395 Class PE, 6% 2/15/30	4,447,447	4,468,111
Series 2398 Class DK, 6.5% 1/15/31	236,820	236,922
Series 2410 Class ML, 6.5% 12/15/30	1,069,946	1,072,088
Series 2420 Class BE, 6.5% 12/15/30	961,583	961,848
Series 2443 Class TD, 6.5% 10/15/30	1,793,679	1,798,791
Series 2461 Class PG, 6.5% 1/15/31	2,027,839	2,050,146
Series 2650 Class FV, 4.1681% 12/15/32 (d)	14,042,153	14,060,363
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,660,101	345,325
Series 2828 Class JA, 4.5% 1/15/10	10,955,858	10,959,149
Series 3013 Class AF, 4.0181% 5/15/35 (d)	80,739,897	80,382,844
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	328,637	328,381
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 4.1219% 5/16/23 (d)	2,819,644	2,831,835
Series 2001-50 Class FV, 3.9719% 9/16/27 (d)	8,689,581	8,689,113

See accompanying notes which are an integral part of the financial statements.

61 Annual Report

Investments - continued

Collateralized Mortgage Obligations – continued
	Principal	Value
	Amount	(Note 1)
U.S. Government Agency – continued
Ginnie Mae guaranteed REMIC pass thru securities floater: –
continued
Series 2002-24 Class FX, 4.3219% 4/16/32 (d)	$ 2,453,441	$ 2,475,244
Series 2002-31 Class FW, 4.1719% 6/16/31 (d)	3,364,460	3,383,514
Series 2002-5 Class KF, 4.1719% 8/16/26 (d)	474,812	475,074

TOTAL U.S. GOVERNMENT AGENCY		422,222,755

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,343,654,425)		1,342,166,614

Commercial Mortgage Securities — 5.4%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.0881% 11/15/15 (a)(d)	5,038,226	5,042,678
Series 2005-BBA6:
Class B, 3.9781% 1/15/19 (a)(d)	2,800,000	2,799,998
Class C, 4.0181% 1/15/19 (a)(d)	2,857,948	2,857,946
Class D, 4.07% 1/15/19 (a)(d)	2,800,000	2,799,998
Class E, 4.1081% 1/15/19 (a)(d)	1,750,000	1,749,998
Class F, 4.1581% 1/15/19 (a)(d)	1,170,000	1,169,999
Class G, 4.1881% 1/15/19 (a)(d)	915,000	915,000
Series 2005-BOCA:
Class H, 4.7181% 12/15/16 (a)(d)	2,065,000	2,062,371
Class J, 4.8681% 12/15/16 (a)(d)	1,020,000	1,018,703
Class K, 5.1181% 12/15/16 (a)(d)	6,659,000	6,652,116
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.63% 7/14/08 (a)(b)(d)	6,395,000	6,395,000
Class G, 4.76% 7/14/08 (a)(b)(d)	4,355,000	4,355,000
Class H, 4.98% 7/14/08 (a)(b)(d)	5,365,000	5,365,000
Series 2005-ESHA Class X1, 0.696% 7/14/08 (a)(b)(d)(e)	334,645,000	5,112,372
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,317,900	6,392,956
Series 2003-2:
Class A, 4.41% 12/25/33 (a)(d)	13,127,372	13,287,836
Class M1, 4.68% 12/25/33 (a)(d)	2,136,269	2,171,502
Series 2004-1:
Class A, 4.19% 4/25/34 (a)(d)	6,224,975	6,227,901
Class B, 5.73% 4/25/34 (a)(d)	646,751	654,153
Class M1, 4.39% 4/25/34 (a)(d)	565,907	568,383
Class M2, 5.03% 4/25/34 (a)(d)	485,063	490,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

62

Commercial Mortgage Securities – continued
	Principal	Value
	Amount	(Note 1)
Bayview Commercial Asset Trust floater: – continued
Series 2004-2:
Class A, 4.26% 8/25/34 (a)(d)	$6,109,217	$6,122,596
Class M1, 4.41% 8/25/34 (a)(d)	1,969,875	1,977,570
Series 2004-3:
Class A1, 4.2% 1/25/35 (a)(d)	6,475,016	6,482,074
Class A2, 4.25% 1/25/35 (a)(d)	899,933	903,103
Class M1, 4.33% 1/25/35 (a)(d)	1,079,169	1,080,629
Class M2, 4.83% 1/25/35 (a)(d)	703,806	707,992
Series 2005-2A:
Class M1, 4.3% 8/25/35 (a)(d)	1,288,534	1,288,534
Class M2, 4.32% 8/25/35 (a)(d)	2,121,126	2,121,126
Class M3, 4.38% 8/25/35 (a)(d)	1,174,549	1,174,549
Class M4, 4.53% 8/25/35 (a)(d)	1,080,387	1,080,387
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 5.17% 4/14/15 (a)(d)	1,344,296	1,347,949
Class KFCM, 5.6% 4/14/15 (a)(d)	1,436,661	1,440,773
Class LFCM, 6% 4/14/15 (a)(d)	1,601,905	1,601,896
Class MFCM, 6.3% 4/14/15 (a)(d)	2,218,251	2,218,238
Series 2004-BBA3 Class E, 4.4681% 6/15/17 (a)(d)	10,415,000	10,416,411
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.1781% 12/12/13 (a)(d)	896,672	878,739
Class C, 4.5281% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.2681% 11/15/13 (a)(d)	3,021,068	3,020,103
Series 2002-FL6:
Class F, 5.2181% 6/14/14 (a)(d)	11,163,000	11,182,139
Class G, 5.6681% 6/14/14 (a)(d)	5,000,000	4,999,659
Series 2003-FL9 Class B, 4.2681% 11/15/15 (a)(d)	8,579,991	8,604,476
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.0681% 9/15/14 (a)(d)	3,570,000	3,573,125
Class G, 4.7481% 9/15/14 (a)(d)	1,345,000	1,345,534
Class H, 4.8481% 9/15/14 (a)(d)	1,430,000	1,430,567
Class J, 5.3681% 9/15/14 (a)(d)	490,000	491,353
Class K, 5.7681% 9/15/14 (a)(d)	770,000	771,393
Class L, 5.9681% 9/15/14 (a)(d)	625,000	624,774
Series 2004-HTL1:
Class B, 4.2181% 7/15/16 (a)(d)	426,802	427,072

See accompanying notes which are an integral part of the financial statements.

63 Annual Report

Investments - continued

Commercial Mortgage Securities – continued
	Principal	Value
	Amount	(Note 1)
Commercial Mortgage pass thru certificates floater: --
continued
Series 2004-HTL1:
Class D, 4.3181% 7/15/16 (a)(d)	$969,949	$970,109
Class E, 4.5181% 7/15/16 (a)(d)	694,177	694,425
Class F, 4.5681% 7/15/16 (a)(d)	734,671	735,088
Class H, 5.0681% 7/15/16 (a)(d)	2,129,763	2,130,459
Class J, 5.2181% 7/15/16 (a)(d)	818,412	818,679
Class K, 6.1181% 7/15/16 (a)(d)	921,324	921,038
Commercial Mortgage pass thru Certificates floater Series
2005-F10A:
Class B, 3.9981% 4/15/17 (a)(d)	7,080,000	7,074,591
Class C, 4.0381% 4/15/17 (a)(d)	3,006,000	3,000,368
Class D, 4.0781% 4/15/17 (a)(d)	2,440,000	2,437,663
Class E, 4.1381% 4/15/17 (a)(d)	1,821,000	1,819,257
Class F, 4.1781% 4/15/17 (a)(d)	1,035,000	1,034,719
Class G, 4.3181% 4/15/17 (a)(d)	1,035,000	1,034,956
Class H, 4.3881% 4/15/17 (a)(d)	1,035,000	1,034,365
Class I, 4.6181% 4/15/17 (a)(d)	335,000	334,605
Class MOA3, 4.0681% 3/15/20 (a)(d)	4,590,000	4,589,812
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A Class A2, 4.0881% 11/15/14 (a)(d) .	3,837,106	3,838,834
Series 2004-FL1 Class B, 4.2181% 5/15/14 (a)(d)	11,230,000	11,246,403
Series 2004-HC1:
Class A2, 4.2681% 12/15/21 (a)(d)	1,475,000	1,474,997
Class B, 4.5181% 12/15/21 (a)(d)	3,835,000	3,834,992
Series 2004-TF2A Class E, 4.1881% 11/15/19 (a)(d)	4,450,000	4,456,359
Series 2004-TFL1:
Class A2, 3.9581% 2/15/14 (a)(d)	7,005,000	7,005,853
Class E, 4.3181% 2/15/14 (a)(d)	2,800,000	2,802,824
Class F, 4.3681% 2/15/14 (a)(d)	2,325,000	2,327,963
Class G, 4.6181% 2/15/14 (a)(d)	1,875,000	1,879,139
Class H, 4.8681% 2/15/14 (a)(d)	1,400,000	1,403,371
Class J, 5.1681% 2/15/14 (a)(d)	750,000	753,317
Series 2005-TF2A Class F, 4.2681% 11/15/19 (a)(d)	1,540,000	1,542,198
Series 2005-TFLA:
Class C, 4.0081% 2/15/20 (a)(d)	5,650,000	5,649,989
Class E, 4.0981% 2/15/20 (a)(d)	3,955,000	3,954,988
Class F, 4.1481% 2/15/20 (a)(d)	1,745,000	1,744,997
Class G, 4.2881% 2/15/20 (a)(d)	505,000	504,998

See accompanying notes which are an integral part of the financial statements.

Annual Report

64

Commercial Mortgage Securities – continued
	Principal	Value
	Amount	(Note 1)
CS First Boston Mortgage Securities Corp.: – continued
Series 2005-TFLA:
Class H, 4.5181% 2/15/20 (a)(d)	$715,000	$714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	235,680	236,453
GMAC Commercial Mortgage Securities, Inc. floater Series
2001-FL1A Class E, 4.5781% 2/11/11 (a)(d)	152,562	152,409
GS Mortgage Securities Corp. II floater Series 2005-FL7A
Class A1, 3.84% 11/6/19 (a)(d)	10,128,306	10,129,534
Impac CMB Trust Series 2005-7 Class M4, 4.388%
11/25/35 (d)	3,169,000	3,169,000
John Hancock Tower Mortgage Trust floater Series 2003-C5A
Class B, 6.2166% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA:
Class A2, 4.14% 12/16/14 (a)(d)	11,700,000	11,705,144
Class B, 4.35% 12/16/14 (a)(d)	4,615,000	4,623,295
Class C, 4.45% 12/16/14 (a)(d)	4,982,000	4,993,212
Series 2005-LLFA Class FAIR, 5.4181% 7/15/18 (a)(d)	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. Series 2005-XLF:
Class B, 3.9781% 8/15/19 (a)(d)	6,705,000	6,705,000
Class C, 4.0081% 8/15/19 (a)(d)	525,000	525,000
Class D, 4.0281% 8/15/19 (a)(d)	1,915,000	1,915,000
Class E, 4.0481% 8/15/19 (a)(d)	1,745,000	1,745,000
Class F, 4.0881% 8/15/19 (a)(d)	1,220,000	1,220,000
Class G, 4.1381% 8/15/19 (a)(d)	870,000	870,000
Class H, 4.1581% 8/15/19 (a)(d)	695,000	695,000
Class J, 4.2281% 8/15/19 (a)(d)	525,000	525,000
Morgan Stanley Dean Witter Capital I Trust floater
Series 2002-XLF Class F, 5.8663% 8/5/14 (a)(d)	5,359,368	5,359,351
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.5681% 2/15/13 (a)(d)	4,711,321	4,701,152
Class D, 4.5681% 2/15/13 (a)(d)	4,000,000	3,987,882
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d)	3,188,867	3,197,433
SDG Macerich Properties LP floater Series 2000-1 Class A3,
4.1081% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.31% 3/24/18 (a)(d)	6,950,497	6,950,497
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.9481% 3/15/14 (a)(d)	3,510,000	3,510,856
Class E, 4.2681% 3/15/14 (a)(d)	2,190,000	2,191,761

See accompanying notes which are an integral part of the financial statements.

65 Annual Report

Investments - continued

Commercial Mortgage Securities – continued
	Principal	Value
	Amount	(Note 1)
Wachovia Bank Commercial Mortgage Trust floater: --
continued
Series 2004-WHL3:
Class F, 4.3181% 3/15/14 (a)(d)	$1,755,000	$ 1,756,359
Class G, 4.5481% 3/15/14 (a)(d)	875,000	875,871
Series 2005-WL5A:
Class KHP1, 4.1181% 1/15/18 (a)(d)	1,745,000	1,744,663
Class KHP2, 4.3181% 1/15/18 (a)(d)	1,745,000	1,747,772
Class KHP3, 4.6181% 1/15/18 (a)(d)	2,060,000	2,062,033
Class KHP4, 4.7181% 1/15/18 (a)(d)	1,600,000	1,602,203
Class KHP5, 4.9181% 1/15/18 (a)(d)	1,855,000	1,845,971
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $361,655,067)		362,304,343

Certificates of Deposit — 0.9%

DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,964,651
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,958,345
TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		59,922,996

Commercial Paper — 0.4%

Fortune Brands, Inc. 3.79% 10/31/05
(Cost $26,416,304)	26,500,000	26,417,781

See accompanying notes which are an integral part of the financial statements.

Annual Report

66

Cash Equivalents — 36.3%
		Maturity	Value
		Amount	(Note 1)
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.89%, dated 9/30/05 due 10/3/05) (g)		$2,120,321,927	$2,119,634,000
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
3.27%, dated 9/30/05 due 10/3/05) (g)		6,298,716	6,297,000
With Goldman Sachs & Co. at 4.04%, dated 8/23/05
due 11/21/05 (Collateralized by Mortgage Loan
Obligations valued at $304,500,001, 4.54%– 4.56%,
9/25/35 -- 9/25/35) (d)(f)		292,929,000	289,962,793
TOTAL CASH EQUIVALENTS
(Cost $2,415,931,000)		2,415,893,793

TOTAL INVESTMENT PORTFOLIO – 101.0%
(Cost $6,720,022,154)		6,725,584,889

NET OTHER ASSETS – (1.0)%			(65,032,717)
NET ASSETS – 100%		$ 6,660,552,172

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,199,738	$56,706
49 Eurodollar 90 Day Index Contracts	March 2006	48,442,625	50,086
32 Eurodollar 90 Day Index Contracts	June 2006	31,631,600	30,247
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,630,800	28,072
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,642,725	23,176
29 Eurodollar 90 Day Index Contracts	March 2007	28,668,313	17,947
22 Eurodollar 90 Day Index Contracts	June 2007	21,748,925	8,962
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,760,075	7,941
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,770,250	7,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,770,000	6,620
13 Eurodollar 90 Day Index Contracts	June 2008	12,850,013	8,836
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,860,950	8,052
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,941,625	1,230
3 Eurodollar 90 Day Index Contracts	March 2009	2,964,900	688
TOTAL EURODOLLAR CONTRACTS			$255,933

See accompanying notes which are an integral part of the financial statements.

67 Annual Report

Investments - continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$(129,454)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(82,090)
Receive quarterly notional amount
multiplied by 1.12% and pay Morgan
Stanley, Inc. upon default of Comcast
Cable Communications, Inc., par value of
the notional amount of Comcast Cable
Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	75,975

TOTAL CREDIT DEFAULT SWAP		$37,540,000	$(135,569)

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 10 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Oct. 2005	48,200,000	(43,480)
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac-
tor plus 30 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth-
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with
Citibank	April 2006	67,500,000	(31,167)

See accompanying notes which are an integral part of the financial statements.

Annual Report 68

Swap Agreements – continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap - continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac-
tor plus 15 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth-
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with Citibank	April 2006	$ 48,200,000	$0
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	(23,390)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	(27,970)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	35,100,000	(13,586)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	8,273

TOTAL TOTAL RETURN SWAP		$ 294,100,000	$(131,320)

		$ 331,640,000	$(266,889)

See accompanying notes which are an integral part of the financial statements.

69 Annual Report

Investments - continued

Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $605,971,272 or 9.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $990,994.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(f) The maturity amount is based on the rate at period end.

(g) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$6,297,000 due
10/3/05 at 3.27%
Banc of America
Securities LLC.	$878,400
Barclays Capital Inc.	2,037,889
BNP Paribas Securities
Corp.	2,318,977
State Street Bank and
Trust Company	1,061,734
$6,297,000

Repurchase Agreement/	Value
Counterparty
$2,119,634,000 due
10/3/05 at 3.89%
Banc of America
Securities LLC.	$ 406,558,229
Bank of America,
National Association	138,994,266
Barclays Capital Inc.	625,474,199
Bear Stearns & Co. Inc. .	104,245,700
Countrywide Securities
Corporation	138,994,266
Goldman Sachs & Co.	382,234,233
Morgan Stanley & Co.
Incorporated.	34,720,003
UBS Securities LLC	288,413,104
$ 2,119,634,000

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $4,905,519 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report 70

Financial Statements

Statement of Assets and Liabilities
		September 30, 2005

Assets
Investment in securities, at value (including repurchase
agreements of $2,415,893,793) (cost
$6,720,022,154) — See accompanying schedule		$6,725,584,889
Cash		599
Receivable for investments sold		22,936,005
Receivable for swap agreements		15,162
Receivable for fund shares sold		3,000,021
Interest receivable		9,914,941
Receivable for daily variation on futures contracts		58,977
Prepaid expenses		3,025
Total assets		6,761,513,619

Liabilities
Payable for investments purchased
Regular delivery	$57,614,273
Delayed delivery	21,227,372
Distributions payable	21,419,428
Swap agreements, at value	266,889
Other payables and accrued expenses	433,485
Total liabilities		100,961,447

Net Assets		$ 6,660,552,172
Net Assets consist of:
Paid in capital		$6,659,321,457
Undistributed net investment income		552,328
Accumulated undistributed net realized gain (loss) on
investments		(4,873,392)
Net unrealized appreciation (depreciation) on
investments		5,551,779
Net Assets, for 66,948,489 shares outstanding		$ 6,660,552,172
Net Asset Value, offering price and redemption price per
share ($6,660,552,172 ÷ 66,948,489 shares)		$99.49

See accompanying notes which are an integral part of the financial statements.

71 Annual Report

Financial Statements - continued

Statement of Operations
	Year ended September 30, 2005

Investment Income
Interest		$ 190,750,757

Expenses
Independent trustees’ compensation	$28,428
Custodian fees and expenses	81,778
Audit	121,177
Legal	886
Insurance	30,677
Miscellaneous	1,100
Total expenses before reductions	264,046
Expense reductions	(31,276)	232,770

Net investment income		190,517,987
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	850,800
Futures contracts	(753,608)
Swap agreements	288,081
Total net realized gain (loss)		385,273
Change in net unrealized appreciation (depreciation) on:
Investment securities	(3,821,095)
Futures contracts	2,182,198
Swap agreements	(409,145)
Total change in net unrealized appreciation
(depreciation)		(2,048,042)
Net gain (loss)		(1,662,769)
Net increase (decrease) in net assets resulting from
operations		$ 188,855,218

See accompanying notes which are an integral part of the financial statements.

Annual Report

72

Statement of Changes in Net Assets
	Year ended	Year ended
	September 30,	September 30,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 190,517,987	$ 96,578,023
Net realized gain (loss)	385,273	570,327
Change in net unrealized appreciation (depreciation) .	(2,048,042)	(1,274,088)
Net increase (decrease) in net assets resulting
from operations	188,855,218	95,874,262
Distributions to shareholders from net investment income .	(190,697,802)	(95,065,187)
Share transactions
Proceeds from sales of shares	2,273,689,006	1,177,968,042
Cost of shares redeemed	(1,106,997,870)	(670,518,554)
Net increase (decrease) in net assets resulting from
share transactions	1,166,691,136	507,449,488
Total increase (decrease) in net assets	1,164,848,552	508,258,563

Net Assets
Beginning of period	5,495,703,620	4,987,445,057
End of period (including undistributed net investment
income of $552,328 and undistributed net
investment income of $732,144, respectively)	$ 6,660,552,172	$ 5,495,703,620

Other Information
Shares
Sold	22,848,333	11,828,509
Redeemed	(11,123,468)	(6,734,152)
Net increase (decrease)	11,724,865	5,094,357

See accompanying notes which are an integral part of the financial statements.

73 Annual Report

Financial Highlights

Years ended September 30,	2005	2004	2003	2002H	2001E,H
Selected Per-Share Data
Net asset value,
beginning of period	$99.52	$99.49	$99.15	$100.00	$100.00
Income from Investment
Operations
Net investment incomeD	3.167	1.764	1.917	3.022	.900
Net realized and
unrealized gain (loss)	(.059)	—G	.450	(.743)	—G
Total from investment
operations	3.108	1.764	2.367	2.279	.900
Distributions from net
investment income	(3.138)	(1.734)	(2.027)	(3.129)	(.900)
Net asset value,
end of period	$99.49	$99.52	$99.49	$ 99.15	$100.00
Total ReturnB,C	3.17%	1.79%	2.36%	2.39%	.90%
Ratios to Average Net AssetsF
Expenses before expense
reductions	0044%	.0034%	.0030%	.0033%	.0189%A
Expenses net of voluntary
waivers, if any	0044%	.0034%	.0030%	.0033%	.0189%A
Expenses net of all
reductions	0039%	.0032%	.0026%	.0021%	.0189%A
Net investment income	3.18%	1.77%	1.94%	3.05%	4.73%A
Supplemental Data
Net assets, end of period
(000 omitted)	$6,660,552	$5,495,704	$4,987,445	$2,232,319	$799,132
Portfolio turnover rate	49%	50%	58%	167%	282%A

A	Annualized

B	Total returns for periods of less than one year are not annualized.

C	Total returns would have been lower had certain expenses not been reduced during the periods shown.

D	Calculated based on average shares outstanding during the period.

E	For the period July 16, 2001 (commencement of operations) to September 30, 2001.

F	Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G	Amount represents less than $.001 per share.

H	Per share data has been adjusted for a 1 for 10 reverse stock split effective October 1, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

74

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Fidelity Ultra-Short Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

75 Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, swap agreements, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and futures transactions.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$10,531,547
Unrealized depreciation	(4,686,153)
Net unrealized appreciation (depreciation)	5,845,394
Undistributed ordinary income	288,311
Capital loss carryforward	(4,905,519)

Cost for federal income tax purposes	$6,719,739,495

The tax character of distributions paid was as follows:

	September 30, 2005	September 30, 2004
Ordinary Income	$190,697,802	$95,065,187

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

76

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption ”Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

77 Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements - continued

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Annual Report

78

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,879,895,792 and $1,349,739,995, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

			Interest Earned
	Average Daily	Weighted Average	(included in interest	Interest
Borrower or Lender	Loan Balance	Interest Rate	income)	Expense
Lender	$11,224,973	2.98%	$139,577	—

79 Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s expenses by $31,276.

6. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

80

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Ultra-Short Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Ultra-Short Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Ultra-Short Central Fund as of September 30, 2005, the results of its operations for the year then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts November 14, 2005

81 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation

Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1986
Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a
Director and Chairman of the Board and of the Executive Committee of
FMR; Chairman and a Director of Fidelity Management & Research
(Far East) Inc.; Chairman and a Director of Fidelity Investments Money
Management, Inc.; and Chairman (2001-present) and a Director
(2000-present) of FMR Co., Inc.

Annual Report 82

Name, Age; Principal Occupation

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001
Ms. Johnson serves as President of Fidelity Employer Services Company
(FESCO) (2005-present). She is President and a Director of Fidelity
Investments Money Management, Inc. (2001-present), FMR Co., Inc.
(2001-present), and a Director of FMR Corp. Previously, Ms. Johnson
served as President and a Director of FMR (2001-2005), Senior Vice
President of the Fidelity funds (2001-2005), and managed a number of
Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005
Mr. Jonas is Senior Vice President of Ultra-Short Central (2005-present).
He also serves as Senior Vice President of other Fidelity funds
(2005-present). Mr. Jonas is Executive Director of FMR (2005-present).
Previously, Mr. Jonas served as President of Fidelity Enterprise
Operations and Risk Services (2004-2005), Chief Administrative Offi-
cer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000).
Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial
Officer of FMR. In addition, he serves on the Boards of Boston Ballet
(2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003
Mr. Reynolds is a Director (2003-present) and Chief Operating Officer
(2002-present) of FMR Corp. He also serves on the Board at Fidelity
Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group
(1996-2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.
** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

83 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston,
Massachusetts 02205-5235.

Name, Age; Principal Occupation

Dennis J. Dirks (57)

Year of Election or Appointment: 2005
Prior to his retirement in May 2003, Mr. Dirks was Chief Operating
Officer and a member of the Board of The Depository Trust & Clearing
Corporation (DTCC) (1999-2003). He also served as President, Chief
Operating Officer, and Board member of The Depository Trust Company
(DTC) (1999-2003) and President and Board member of the National
Securities Clearing Corporation (NSCC) (1999-2003). In addition,
Mr. Dirks served as Chief Executive Officer and Board member of the
Government Securities Clearing Corporation (2001-2003) and Chief
Executive Officer and Board member of the Mortgage-Backed Securities
Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee of
Manhattan College (2005-present).

Robert M. Gates (62)

Year of Election or Appointment: 1997
Dr. Gates is Vice Chairman of the Independent Trustees (2005-present).
Dr. Gates is President of Texas A&M University (2002-present). He was
Director of the Central Intelligence Agency (CIA) from 1991 to 1993.
From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a
Director of NACCO Industries, Inc. (mining and manufacturing), Parker
Drilling Co., Inc. (drilling and rental tools for the energy industry,
2001-present), and Brinker International (restaurant management,
2003-present). Previously, Dr. Gates served as a Director of LucasVarity
PLC (automotive components and diesel engines), a Director of TRW Inc.
(automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas
A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report 84

Name, Age; Principal Occupation

George H. Heilmeier (69)

Year of Election or Appointment: 2004
Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu-
nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer-
ing and information technology support for the government), and HRL
Laboratories (private research and development, 2004-present). He is
Chairman of the General Motors Science & Technology Advisory Board
and a Life Fellow of the Institute of Electrical and Electronics Engineers
(IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science
Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad-
emy of Arts and Sciences, and the Board of Overseers of the School of
Engineering and Applied Science of the University of Pennsylvania.
Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq
(1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommu-
nications network surveillance, 2001-2004), and Teletech Holdings
(customer management services). He is the recipient of the 2005 Kyoto
Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001
Prior to Ms. Knowles’ retirement in June 2000, she served as Executive
Vice President and Chief Financial Officer of Atlantic Richfield Company
(ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation
Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser-
vice, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution
and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of
Southern California.

85 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000
Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc.
(private equity investment firm) since September 1998. Previously,
Mr. Lautenbach was with the International Business Machines Corpora-
tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy),
2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993
Mr. Mann is Chairman of the Independent Trustees (2001-present). He is
Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May
1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corpora-
tion (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the
Independent Director’s Council of the Investment Company Institute. In
addition, Mr. Mann is a member of the President’s Cabinet at the Uni-
versity of Alabama and the Board of Visitors of the Culverhouse College
of Commerce and Business Administration at the University of Alabama.

William O. McCoy (72)

Year of Election or Appointment: 1997
Prior to his retirement in December 1994, Mr. McCoy was Vice Chair-
man of the Board of BellSouth Corporation (telecommunications) and
President of BellSouth Enterprises. He is currently a Director of Liberty
Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank-
lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the
Board of Visitors for the University of North Carolina at Chapel Hill and
currently serves on the Board of Directors of the University of North
Carolina Health Care System and the Board of Visitors of the Kenan-
Flagler Business School (University of North Carolina at Chapel Hill).
He also served as Vice President of Finance for the University of North
Carolina (16-school system).

Annual Report 86

Name, Age; Principal Occupation

Cornelia M. Small (61)

Year of Election or Appointment: 2005
Ms. Small is a member (2000-present) and Chairperson (2002-present)
of the Investment Committee, and a member (2002-present) of the
Board of Trustees of Smith College. Previously, she served as Chief
Investment Officer (1999-2000), Director of Global Equity Investments
(1996-1999), and a member of the Board of Directors of Scudder,
Stevens & Clark (1990-1997) and Scudder Kemper Investments
(1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003)
of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001
Mr. Stavropoulos is Chairman of the Board (2000-present) and a
Member of the Board of Directors of The Dow Chemical Company.
Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President
(1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chair-
man of the Executive Committee (2000-2004). Currently, he is a Direc-
tor of NCR Corporation (data warehousing and technology solutions),
BellSouth Corporation (telecommunications), Chemical Financial Corpo-
ration, Maersk Inc. (industrial conglomerate, 2002-present), and Metal-
mark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise
Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and
the University of Notre Dame Advisory Council for the College of
Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005
Mr. Wolfe also serves as a Trustee (2005-present) or Member of the
Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and
Chief Executive Officer of Hershey Foods Corporation (1993-2001). He
currently serves as a member of the boards of Adelphia Communica-
tions Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc.
(2004-present).

87 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box
55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston,
Massachusetts 02109.

Name, Age; Principal Occupation

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005
Member of the Advisory Board of Fidelity Garrison Street Trust. Prior to
his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with
CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004),
Chief Executive Officer (1987-2004), and President (1989-2002). He
currently serves as a member of the Board of Directors of Public Service
Enterprise Group (utilities, 2001-present), Chairman of the Board of
Governors, Rutgers University (2004-present), and Chairman of the
Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003
Member of the Advisory Board of Fidelity Garrison Street Trust. Vice
Chairman and a Director of FMR, and Vice Chairman (2001-present)
and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infir-
mary, Historic Deerfield, John F. Kennedy Library, and the Museum of
Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005
Vice President of Ultra-Short Central. Mr. Donovan also serves as Vice
President of Fidelity’s High Income Funds (2005-present), Fidelity’s
Fixed-Income Funds (2005-present), certain Asset Allocation Funds
(2005-present), and certain Balanced Funds (2005-present).
Mr. Donovan also serves as Executive Vice President of FMR
(2005-present) and FMRC (2005-present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity
Trading group (1998-2005).

Annual Report 88

Name, Age; Principal Occupation

David L. Murphy (57)

Year of Election or Appointment: 2005
Vice President of Ultra-Short Central. Mr. Murphy also serves as Vice
President of Fidelity’s Money Market Funds (2002-present), certain Asset
Allocation Funds (2003-present), Fidelity’s Investment Grade-Bond Funds
(2005-present), and Fidelity’s Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the
Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior
Vice President of FIMM (2003-present) and a Vice President of FMR
(2000-present). Previously, Mr. Murphy served as Money Market Group
Leader (2002-2004), Bond Group Leader (2000-2002), and Vice Presi-
dent of Fidelity’s Taxable Bond Funds (2000-2002) and Fidelity’s Munici-
pal Bond Funds (2001-2002). Mr. Murphy joined Fidelity Investments in
1989 as a portfolio manager in the Bond Group.

Thomas J. Silvia (44)

Year of Election or Appointment: 2005
Vice President of Ultra-Short Central. Mr. Silvia also serves as Vice Presi-
dent of Fidelity’s Bond Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Divi-
sion (2005-present). Previously, Mr. Silvia served as Director of Fidelity’s
Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Andrew Dudley (40)

Year of Election or Appointment: 2001
Vice President of Ultra-Short Central. Mr. Dudley is also Vice President of other funds advised by FMR. Prior to assuming his current responsibi-
lities, Mr. Dudley managed a variety of other Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 2001
Secretary of Ultra-Short Central. He also serves as Secretary of other
Fidelity funds; Vice President, General Counsel, and Secretary of FMR
Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Man-
agement & Research (U.K.) Inc. (2001-present), Fidelity Management &
Research (Far East) Inc. (2001-present), and Fidelity Investments Money
Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member,
Faculty of Law, at Boston College Law School (2003-present). Previously,
Mr. Roiter served as Vice President and Secretary of Fidelity Distributors
Corporation (FDC) (1998-2005).

89 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003
Assistant Secretary of Ultra-Short Central. Mr. Fross also serves as Assis-
tant Secretary of other Fidelity funds (2003-present), Vice President and
Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004
President, Treasurer, and Anti-Money Laundering (AML) officer of Ultra-
Short Central. Ms. Reynolds also serves as President, Treasurer, and
AML officer of other Fidelity funds (2004) and is a Vice President (2003)
and an employee (2002) of FMR. Before joining Fidelity Investments,
Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002
Chief Financial Officer of Ultra-Short Central. Mr. Hayes also serves as
Chief Financial Officer of other Fidelity funds (2002-present) and Presi-
dent of Fidelity Investment Operations (2005-present) which includes
Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of
Fidelity Service Company (2003-present) where he also serves as a
Director. Mr. Hayes also served as President of Fidelity Investments
Operations Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004
Chief Compliance Officer of Ultra-Short Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and
Executive Vice President of Risk Oversight for Fidelity Investments
(2002). Previously, he served as Executive Vice President and Chief
Operating Officer for Fidelity Investments Institutional Services Company,
Inc. (1998-2002).

John R. Hebble (47)

Year of Election or Appointment: 2003
Deputy Treasurer of Ultra-Short Central. Mr. Hebble also serves as
Deputy Treasurer of other Fidelity funds (2003), and is an employee of
FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche
Asset Management where he served as Director of Fund Accounting
(2002-2003) and Assistant Treasurer of the Scudder Funds
(1998-2003).

Annual Report 90

Name, Age; Principal Occupation

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005
Deputy Treasurer of Ultra-Short Central. Mr. Mehrmann also serves as
Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of
Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments
Institutional Operations Corporation, Inc. (FIIOC) Client Services
(1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004
Deputy Treasurer of Ultra-Short Central. Ms. Monasterio also serves as
Deputy Treasurer of other Fidelity funds (2004) and is an employee of
FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of
the Franklin Templeton Funds and Senior Vice President of Franklin
Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005
Deputy Treasurer of Ultra-Short Central. Mr. Robins also serves as
Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments,
Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002-2004) and a Senior Manager
(1999-2000). In addition, Mr. Robins served as Assistant Chief Accoun-
tant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005
Assistant Treasurer of Ultra-Short Central. Mr. Byrnes also serves as
Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice
President of FPCMS (2003-2005). Before joining Fidelity Investments,
Mr. Byrnes worked at Deutsche Asset Management where he served as
Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)

Year of Election or Appointment: 2001
Assistant Treasurer of Ultra-Short Central. Mr. Costello also serves as
Assistant Treasurer of other Fidelity funds and is an employee of FMR.

91 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Peter L. Lydecker (51)

Year of Election or Appointment: 2004
Assistant Treasurer of Ultra-Short Central. Mr. Lydecker also serves as
Assistant Treasurer of other Fidelity funds (2004) and is an employee of
FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002
Assistant Treasurer of Ultra-Short Central. Mr. Osterheld also serves as
Assistant Treasurer of other Fidelity funds (2002) and is an employee of
FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005
Assistant Treasurer of Ultra-Short Central. Mr. Ryan also serves as Assis-
tant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of
Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005
Assistant Treasurer of Ultra-Short Central. Mr. Schiavone also serves as
Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments,
Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder
Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report 92

Distributions

A total of 0.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

93 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Ultra-Short Central Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage-

Annual Report

94

ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund’s Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund’s management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund’s net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing,

95 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Annual Report

96

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

97 Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2005, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Money Market Central Fund and Fidelity Ultra-Short Central Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity Money Market Central Fund	$23,000	$19,000
Fidelity Ultra-Short Central Fund	$113,000	$37,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$5,200,000	$4,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended September 30, 2005 and September 30, 2004 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A
Fidelity Money Market Central Fund	$0	$0
Fidelity Ultra-Short Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A
Fidelity Money Market Central Fund	$2,600	$2,500
Fidelity Ultra-Short Central Fund	$1,300	$1,300
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A
Fidelity Money Market Central Fund	$0	$0
Fidelity Ultra-Short Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
Deloitte Entities	$210,000	$790,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate fees billed by Deloitte Entities of $600,000A and $1,750,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$200,000	$800,000
Non-Covered Services	$400,000	$950,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005